FFTW FUNDS, INC.
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                         ------------------------------
                                   PROSPECTUS
                                 U.S. PORTFOLIOS
                         ------------------------------



                             DATED APRIL 30, 1999,
                       AS SUPPLEMENTED FEBRUARY 15, 2000



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   o  Money Market            o  Mortgage-Backed             o  U.S. Treasury
   o  Mortgage LIBOR          o  Asset-Backed                o  U.S. Corporate
   o  U.S. Short-Term         o  High Yield                  o  Broad Market
   o  Limited Duration        o  Enhanced Equity Market

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PURSUANT TO AN EXEMPTION FROM THE COMMODITY  FUTURES  TRADING  COMMISSION  (THE
"COMMISSION")  IN CONNECTION  WITH THE ENHANCED  EQUITY MARKET  PORTFOLIO WHOSE
PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS
NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE COMMISSION.  THE COMMISSION
DOES NOT PASS UPON THE MERITS OF  PARTICIPATION  IN A FUND OR PORTFOLIO OR UPON
THE ADEQUACY OR ACCURACY OF A PROSPECTUS.  CONSEQUENTLY, THE COMMISSION HAS NOT
REVIEWED OR APPROVED THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKET  PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND'S SHARES AS AN
INVESTMENT  OR  DETERMINED  WHETHER  THIS  PROSPECTUS  IS ACCURATE OR COMPLETE.
ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

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

                                   CONTENTS

                                                                      PAGE
Risk/Return Summary                                                      3
        Money Market Portfolio                                           3
        Mortgage LIBOR Portfolio                                         4
        U.S. Short Term Portfolio                                        5
        Limited Duration Portfolio                                       6
        Mortgage-Backed Portfolio                                        7
        Asset-Backed Portfolio                                           8
        High Yield Portfolio                                             9
        Enhanced Equity Portfolio                                       10
        U.S. Treasury Portfolio                                         11
        U.S. Corporate Portfolio                                        12
        Broad Market Portfolio                                          13
        Principal Investment Risks                                      14
        Potential Year 2000 Risk                                        15
        Risk Return Bar Charts and Tables                               15
                Money Market Portfolio                                  15
                U.S. Short Term Portfolio                               16
                Limited Duration Portfolio                              17
                Mortgage-Backed Portfolio                               18
        Average Annual Total Returns                                    18
        Fee Table                                                       19
        Fee Table (Continued)                                           20
        Expenses Table Example                                          21
Fund Management                                                         22
        Board of Directors                                              22
        Investment Adviser                                              22
Portfolio Managers                                                      22
Shareholder Information                                                 22
        Purchases                                                       22
        Purchasing Shares Table                                         24
        Redemptions                                                     25
        Redeeming Shares Table                                          26
        Pricing of Portfolio Shares                                     26
        Dividends                                                       27
        Voting Rights                                                   27
        Tax Considerations                                              27
        Distribution of Fund Shares                                     28
Investment Information                                                  29
        Allowable Investment Strategies and Associated Risks            29
        Allowable Investments and Associated Risks                      33
Supplemental Investment Policies                                        38
Portfolio Turnover                                                      39
Financial Highlights Tables                                             39
        Money Market Portfolio                                          39
        U.S. Short Term Portfolio                                       39
        Limited Duration Portfolio                                      40
        Mortgage-Backed Portfolio                                       40
Shareholder Inquiries                                                   41



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                                       2

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                              RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.



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                             MONEY MARKET PORTFOLIO

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INVESTMENT OBJECTIVE:   To provide the maximum current income that is
                        consistent with the preservation of capital.

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PRINCIPAL INVESTMENT    The Portfolio invests primarily in high quality (rating
STRATEGIES:             of AA by S&P, Aa by Moody's or a comparable rating, or
                        higher from a nationally recognized statistical rating
                        organization) money market securities that meet the
                        requirements of Rule 2a-7 of the 1940 Act.  The
                        performance objective of the Portfolio is to outperform
                        IBC's Money Fund Report Averages TM - All Taxable.

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       MINIMUM CREDIT   FIRST TIER SECURITIES: any     SECOND TIER SECURITIES:
       QUALITY:         instruments receiving the      any instruments rated by
                        highest short-term rating      two nationally
                        by at least two nationally     recognized statistical
                        recognized statistical         rating organizations in
                        organizations.                 the highest category and
                                                       by another in the second
                                                       highest category.
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       INVESTMENT       The Portfolio invests only in U.S. dollar-denominated
       POLICIES:        money market securities, eligible under Rule 2a-7 of
                        the 1940 Act.
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       PRINCIPAL        o   Asset-Backed Securities
       INVESTMENTS:     o   Bank Obligations
       (See pages 33-38 o   Corporate Debt Instruments
       of this          o   Mortgage-Backed Securities
       Prospectus for   o   U.S. Government and Agency Securities
       a more detailed
       description of
       allowable
       investments.)

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       AVERAGE WEIGHTED o   Portfolio will have an average weighted maturity of
       MATURITY:            not longer than 90 days.
                        o   Individual securities may not have effective
                            maturities longer than 397 days.
                        o   Obligations subject to repurchase agreements and
                            certain variable and floating rate obligations may
                            bear longer final maturities.

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       VALUATION:       Money Market Portfolio investments are valued based on
                        the amortized cost valuation technique described under
                        Rule 2a-7 of the 1940 Act.

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PRINCIPAL RISKS:        o   Banking industry risk
(See page 14 of this    o   Liquidity risk
Prospectus for a more   o   Market risk
detailed description    o   Interest rate risk
of each risk.)          o   Prepayment risk

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     Note:              An investment in the Money Market Portfolio is not
                        insured or guaranteed by the Federal Deposit Insurance
                        Corporation, or any other government agency.  Although
                        the Money Market Portfolio seeks to preserve the value
                        of your investment at 1.00 per share, it is possible to
                        lose money by investing in the Money Market Portfolio.

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                                       3

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                            MORTGAGE LIBOR PORTFOLIO

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INVESTMENT OBJECTIVE:   To obtain a high level of total return as may be
                        consistent with the preservation of capital.

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PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest primarily in high quality [rating of AA by
                        Standard & Poor's Corp. ("S&P"), Aa by Moody's
                        Investors Services, Inc. ("Moody's") or a comparable
                        rating, or higher from a nationally recognized
                        statistical rating organization] mortgage-backed and
                        mortgage related securities.  The Portfolio actively
                        utilizes hedging techniques to seek to outperform a
                        cash portfolio. At least 65% of the Portfolio's total
                        assets must be invested in mortgage-backed securities
                        of U.S. and foreign issuers with the goal to outperform
                        LIBOR (see note below).  The performance objective of
                        the Portfolio is to outperform the JP Morgan 3-Month
                        Eurodeposit Index.

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      MINIMUM QUALITY                                     Thompson   AVERAGE
      RATING:                            S&P    Moody's  Bankwatch,  PORTFOLIO
                        S&P:  Moody's:  (Short  (Short      Inc.     ---------
                        ----  --------  Term):  Term):  ("Thompson") QUALITY:
                                        ------  ------- ------------ --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

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      DURATION:         The Mortgage LIBOR Portfolio's average U.S. dollar-
                        weighted duration will not exceed plus or minus one
                        year around the average duration of the JP Morgan
                        3-Month Eurodeposit Index.

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      INVESTMENT        For temporary defensive purposes, 100% of the
      POLICIES:         Portfolio's total assets may be invested in U.S.
                        Government securities, cash or cash equivalent
                        securities.  The Portfolio is non-diversified.

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      PRINCIPAL         o   Asset-Backed Securities
      INVESTMENTS:      o   Mortgage-Backed Securities
      (See pages        o   Stripped Instruments
      33-38 of this     o   U.S. Government and Agency Securities
      Prospectus for
      a more detailed
      description of
      allowable
      investments.)

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PRINCIPAL RISKS:   A loss of money could occur due to certain risks. These
(See page 14 of    include:
this Prospectus    o Correlation risk  o Hedging risk       o Liquidity risk
for a more         o Credit risk       o Interest rate risk o Market risk
detailed           o Futures risk      o Leverage risk      o Prepayment risk
description of
each risk.)

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            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

                                       4

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                           U.S. SHORT-TERM PORTFOLIO

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INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital and to
                        maintain liquidity.

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PRINCIPAL INVESTMENT    The Portfolio invests primarily in high quality (rating
STRATEGIES:             of AA by S&P, Aa by Moody's or a comparable rating, or
                        higher from a nationally recognized statistical rating
                        organization) short-term debt securities. The
                        performance objective of the Portfolio is to outperform
                        IBC's Money Fund Report Averages TM - All Taxable.

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      MINIMUM QUALITY                                     Thompson   AVERAGE
      RATING:                            S&P    Moody's  Bankwatch,  PORTFOLIO
                        S&P:  Moody's:  (Short  (Short      Inc.     ---------
                        ----  --------  Term):  Term):  ("Thompson") QUALITY:
                                        ------  ------- ------------ --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

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      DURATION:         The average U.S. dollar-weighted duration generally is
                        shorter than one year.  Except for temporary defensive
                        purposes the Portfolio will not have an U.S. dollar-
                        weighted average duration exceeding three years.

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INVESTMENT POLICIES:    At least 65% of the Portfolio's total assets must be
                        invested in U.S. dollar denominated securities. For
                        temporary defensive purposes, 100% of the Portfolio's
                        total assets may be invested in U.S. Government
                        securities, cash or cash equivalent securities.  The
                        Portfolio is "diversified"under the 1940 Act.
-------------------------------------------------------------------------------
     PRINCIPAL          o Asset-Backed Securities  o Mortgage-Backed Securities
     INVESTMENTS:       o Bank Obligations         o U.S. Government and Agency
     (See pages         o Corporate Debt             Securities
     33-38 of this        Instruments
     Prospectus for
     a more detailed
     description of
     allowable
     investments.)

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PRINCIPAL RISKS:     A loss of money could occur due to certain risks. These
(See page 14 of      include:
this Prospectus      o Correlation risk  o Hedging risk       o Liquidity risk
for a more           o Credit risk       o Interest rate risk o Market risk
detailed             o Futures risk      o Leverage risk      o Prepayment risk
description of
each risk.)

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                                       5

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                           LIMITED DURATION PORTFOLIO

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INVESTMENT OBJECTIVE:   To maintain a level of total return as may be
                        consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    The Portfolio invests primarily in high quality debt
STRATEGIES:             securities (rating of AA by S&P, Aa by Moody's or a
                        comparable rating, or higher from a nationally
                        recognized statistical rating organization), using
                        interest rate hedging as a stabilizing technique.  The
                        performance objective of the Portfolio is to outperform
                        the Merrill Lynch 1-2.99 Year Treasury Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                     Thompson   AVERAGE
      RATING:                            S&P    Moody's  Bankwatch,  PORTFOLIO
                        S&P:  Moody's:  (Short  (Short      Inc.     ---------
                        ----  --------  Term):  Term):  ("Thompson") QUALITY:
                                        ------  ------- ------------ --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration generally is
                        shorter than three years.  The average U.S. dollar-
                        weighted duration will not exceed plus or minus one
                        year around the average duration of the Merrill Lynch
                        1-2.99 Year Treasury Index.

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      INVESTMENT        At least 65% of the Portfolio's total assets must be
      POLICIES:         invested in U.S. dollar-denominated securities. For
                        temporary defensive purposes, 100% of the Portfolio's
                        total assets may be invested in U.S. Government
                        securities, cash or cash equivalent securities.  The
                        Portfolio is non-diversified.
-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Bank Obligations
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Mortgage-Backed Securities
     Prospectus for     o   Repurchase and Reverse Repurchase Agreements
     a more detailed    o   Total Return Swaps
     description of     o   U.S. Government and Agency Securities
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:     A loss of money could occur due to certain risks. These
(See page 14 of      include:
this Prospectus      o Banking industry risk o Futures risk   o Liquidity risk
for a more           o Correlation risk      o Hedging risk   o Market risk
detailed             o Credit risk           o Interest rate  o Prepayment risk
description of                                 risk
each risk.)                                   o Leverage risk

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                                       6

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                           MORTGAGE-BACKED PORTFOLIO

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INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    The Portfolio invests primarily in high quality (rating
STRATEGIES:             of AA by S&P, Aa by Moody's or a comparable rating, or
                        higher from a nationally recognized statistical rating
                        organization) mortgage-backed securities, using hedging
                        techniques to manage interest rate and prepayment risk.
                        The performance objective of the Portfolio is to
                        outperform the Lehman Brothers Mortgage-Backed
                        Securities Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                     Thompson   AVERAGE
      RATING:                            S&P    Moody's  Bankwatch,  PORTFOLIO
                        S&P:  Moody's:  (Short  (Short      Inc.     ---------
                        ----  --------  Term):  Term):  ("Thompson") QUALITY:
                                        ------  ------- ------------ --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration will not
                        exceed plus or minus one year around the average
                        duration of the Lehman Brothers Mortgage-Backed
                        Securities Index.

-------------------------------------------------------------------------------
      INVESTMENT        At least 65% of the Portfolio's total assets must be
      POLICIES:         invested in mortgage-backed securities of U.S. and
                        foreign issuers. For the purposes of this Portfolio,
                        home equity loans are considered mortgage-backed
                        securities.  For temporary defensive purposes, the
                        Portfolio may invest up to 100% of its total assets in
                        U.S. Government securities, cash or cash equivalent
                        securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Mortgage-Backed Securities
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Repurchase and Reverse Repurchase Agreements
     Prospectus for     o   Stripped Instruments
     a more detailed    o   Total Return Swaps
     description of     o   U.S. Government and Agency Securities
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS: A loss of money could occur due to certain risks. These
(See page 14 of  include:
this Prospectus  o Banking industry risk o Hedging risk   o Market risk
for a more       o Correlation risk      o Interest rate  o Non-diversification
detailed         o Credit risk             risk             risk
description of   o Futures risk          o Leverage risk  o Prepayment risk
each risk.)                               o Liquidity risk

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                                       7

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                             ASSET-BACKED PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest in high quality (rating of AA by S&P, Aa by
                        Moody's or a comparable rating, or higher from a
                        nationally recognized statistical rating organization)
                        asset-backed securities, allowing exposures to other
                        sectors of the debt market opportunity.  The
                        performance objective of the Portfolio is to outperform
                        the Lehman Brothers Asset-Backed Securities Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE
      RATING:                            S&P    Moody's              PORTFOLIO
                        S&P:  Moody's:  (Short  (Short               ---------
                        ----  --------  Term):  Term):   Thompson    QUALITY:
                                        ------  -------  --------    --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)
-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration generally
                        will not exceed plus or minus one year around the
                        average duration of the Lehman Brothers Asset-Backed
                        Securities Index.

-------------------------------------------------------------------------------
      INVESTMENT        At least 65% of the Portfolio's total assets must be
      POLICIES:         invested in asset-backed securities of the U.S. and
                        foreign issuers. For temporary defensive purposes, the
                        Portfolio may invest up to 100% of its total assets in
                        U.S. Government securities, cash or cash equivalent
                        securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Mortgage-Backed Securities
     (See pages         o   Repurchase and Reverse Repurchase Agreements
     33-38 of this      o   Stripped Instruments
     Prospectus for     o   Total Return Swaps
     a more detailed    o   U.S. Government and Agency Securities
     description of
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS: A loss of money could occur due to certain risks. These
(See page 14 of  include:
this Prospectus  o Banking industry risk o Hedging risk   o Liquidity risk
for a more       o Correlation risk      o Interest rate  o Market risk
detailed         o Credit risk             risk           o Non-diversification
description of   o Futures risk          o Leverage risk    risk
each risk.)                              o Prepayment risk

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            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

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                                       8

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                              HIGH YIELD PORTFOLIO

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INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital.

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PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest primarily in high yield debt securities.
                        The performance objective of the Portfolio is to
                        outperform the Salomon Smith Barney All BB and B Rated
                        Issues Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE                                                AVERAGE
      RATING:                            S&P      Moody's           PORTFOLIO
                        S&P:   Moody's: (Short   (Short  Thompson:  ---------
                        ----   --------  Term):   Term): ---------  QUALITY:
                                        -------  -------            --------
                        CCC-    Caa3       C       P-3     LC-3         B

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      DURATION:         The average U.S. dollar-weighted duration generally
                        will not exceed one year around the average duration of
                        the Smith Barney All BB and B Rated Issues Index.

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      INVESTMENT        At least 65% of High Yield Portfolio's total assets
      POLICIES:         must be invested in high yield securities of U.S. and
                        foreign issuers. For temporary defensive purposes, the
                        Portfolio may invest up to 100% of its total assets in
                        U.S. Government securities, cash or cash equivalent
                        securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Brady Bonds
     INVESTMENTS:       o   Convertible Securities
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Foreign Instruments
     Prospectus for     o   Stripped Instruments
     a more detailed    o   Zero Coupon Securities
     description of
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:   A loss of money could occur due to certain risks. These
(See page 14 of    include:
this Prospectus    o Correlation risk o Futures risk      o Market risk
for a more         o Credit risk      o Hedging risk      o Non-diversification
detailed           o Currency risk    o Interest rate risk  risk
escription of                         o Liquidity risk    o Prepayment risk
each risk.)

-------------------------------------------------------------------------------
      NOTE: SPECIAL     Also known as junk bonds, high yield bonds are issued
            RISKS       by corporations who either do not have long track
                        records of sales and earnings, or by those who possess
                        questionable credit strength.  As a result, the risk of
                        default is higher on these instruments than it would b
                        on an investment grade bond.  High yield bonds have
                        ratings of BB or lower and pay higher yields to
                        compensate for their greater risk.

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            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

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                                       9

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                        ENHANCED EQUITY MARKET PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:   To attain a high level of total return that exceeds the
                        S&P Index TM.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest primarily in high quality (rating of AA by
                        S&P, Aa by Moody's or a comparable rating, or higher
                        from a nationally recognized statistical rating
                        organization) short duration fixed income securities
                        and S&P 500 Index TM futures contracts.  Where
                        possible, these securities will provide equity-like
                        returns.  The performance objective of the Portfolio is
                        to outperform the S&P 500 Index TM.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE
      RATING:                            S&P    Moody's              PORTFOLIO
                        S&P:  Moody's:  (Short  (Short               ---------
                        ----  --------  Term):  Term):   Thompson    QUALITY:
                                        ------  -------  --------    --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)
-------------------------------------------------------------------------------
      DURATION:         The Portfolio's average U.S. dollar-weighted duration
                        generally will not exceed three years.

-------------------------------------------------------------------------------
      INVESTMENT        The Portfolio may invest up to 100% of its total assets
      POLICIES:         in U.S. Government securities, cash or cash
                        equivalents, and will maintain 100% exposure to the S&P
                        500 Index TM.  Up to 5% of the Portfolio's total assets
                        may be invested in margin at any given time; the
                        remaining 95% of the Portfolio's assets will be
                        invested in short term instruments.  For temporary
                        defensive purposes, 100% of the Portfolio's total
                        assets may be invested in U.S. Government securities,
                        cash or cash equivalent securities.  The Portfolio is
                        non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Bank Obligations
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Mortgage-Backed Securities
     Prospectus for     o   U.S. Government and Agency Securities
     a more detailed
     description of
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS: A loss of money could occur due to certain risks. These
(See page 14 of  include:
this Prospectus  o Banking industry risk o Futures risk   o Leverage risk
for a more       o Correlation risk      o Hedging risk   o Market risk
detailed         o Credit risk           o Interest rate  o Non-diversification
description of                             risk             risk
each risk.)                              o Liquidity risk o Prepayment risk

-------------------------------------------------------------------------------

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

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                                      10

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                            U.S. TREASURY PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital and to
                        avoid credit quality risk.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest primarily in U.S. Treasuries. The
                        performance objective of the Portfolio is to outperform
                        the Lehman Brothers Government Securities Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE
      RATING:                            S&P    Moody's              PORTFOLIO
                        S&P:  Moody's:  (Short  (Short               ---------
                        ----  --------  Term):  Term):   Thompson    QUALITY:
                                        ------  -------  --------    --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration generally
                        will not exceed plus or minus one year around the
                        average duration of the Lehman Brothers Government
                        Securities Index.

-------------------------------------------------------------------------------
      INVESTMENT        At least 95% of the Portfolio's total assets must be
      POLICIES:         invested in U.S. dollar-denominated obligations issued
                        by the U.S. Treasury and repurchase agreements
                        collateralized by such obligations. The Portfolio is
                        non-diversified.

-------------------------------------------------------------------------------
      PRINCIPAL         o   U.S. Government and Agency Securities
      INVESTMENTS:
      (See pages
      33-38 of this
      Prospectus for
      a more detailed
      description of
      allowable
      investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:    A loss of money could occur due to certain risks. These
(See page 14 of     include:
this Prospectus     o Correlation risk                o Interest rate risk
for a more          o Futures risk                    o Leverage risk
detailed            o Hedging risk                    o Market risk
description of
each risk.)

-------------------------------------------------------------------------------

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

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                                      11

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                            U.S. CORPORATE PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital.

-------------------------------------------------------------------------------
PORTFOLIO DESCRIPTION:  Once it commences investment activity, the Portfolio will invest primarily in high quality (rating of AA by
                        S&P, Aa by Moody's or a comparable rating, or higher
                        from a nationally recognized statistical rating
                        organization) U.S. corporate obligations, with limited
                        exposure to other debt securities.  The performance
                        objective of the Portfolio is to outperform the Salomon
                        Smith Barney Corporate Bond Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE
      RATING:                            S&P    Moody's              PORTFOLIO
                        S&P:  Moody's:  (Short  (Short               ---------
                        ----  --------  Term):  Term):   Thompson    QUALITY:
                                        ------  -------  --------    --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration generally
                        will not exceed plus or minus one year around the
                        average duration of the Salomon Smith Barney Corporate
                        Bond Index.

-------------------------------------------------------------------------------
      INVESTMENT        The Portfolio must invest at least 65% of its total
      POLICIES:         assets in U.S. dollar-denominated corporate debt
                        obligations of U.S. issuers.  For temporary defensive
                        purposes, the Portfolio may invest up to 100% of its
                        total assets in U.S. Government securities, cash or
                        cash equivalent securities.  The Portfolio is
                        non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Bank Obligations
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Foreign Instruments
     Prospectus for     o   Mortgage-Backed Securities
     a more detailed    o   U.S. Government and Agency Securities
     description of
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:   A loss of money could occur due to certain risks. These
(See page 14 of    include:
this Prospectus    o Correlation risk    o Futures risk   o Liquidity risk
for a more         o Credit risk         o Hedging risk   o Market risk
detailed           o Currency risk       o Interest rate  o Non-diversification
description of                             risk             risk
each risk.)                              o Leverage risk  o Prepayment risk

-------------------------------------------------------------------------------

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.




-------------------------------------------------------------------------------

                             BROAD-MARKET PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:   To attain a high level of total return as may be
                        consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL INVESTMENT    Once it commences investment activity, the Portfolio
STRATEGIES:             will invest primarily in high quality (rating of AA by
                        S&P, Aa by Moody's or a comparable rating, or higher
                        from a nationally recognized statistical rating
                        organization) fixed income securities reflective of the
                        broad spectrum of the U.S. bond market.  The
                        performance objective of the Portfolio is to outperform
                        the Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------------------------------
      MINIMUM QUALITY                                                AVERAGE
      RATING:                            S&P    Moody's              PORTFOLIO
                        S&P:  Moody's:  (Short  (Short               ---------
                        ----  --------  Term):  Term):   Thompson    QUALITY:
                                        ------  -------  --------    --------
                        BBB-   Baa3      A-2     P-2         B        AA (Aa)

-------------------------------------------------------------------------------
      DURATION:         The average U.S. dollar-weighted duration generally
                        will not exceed plus or minus one year around the
                        average duration of the Lehman Brothers Aggregate Bond
                        Index.

-------------------------------------------------------------------------------
      INVESTMENT        The Portfolio will invest at least 65% of its total
      POLICIES:         assets in fixed income securities.  The allocation
                        among markets will vary based upon the issuance of new
                        securities and the retirement of outstanding securities
                        and instruments.  For temporary defensive purposes, the
                        Portfolio may invest up to 100% of its total assets in
                        short-term U.S. Government securities, cash or cash
                        equivalent securities.  The Investment Adviser will
                        manage the Broad Market Portfolio to approximate broad
                        market allocations by purchasing and selling
                        representative securities in each market, but the
                        Portfolio cannot guarantee that it will match such
                        broad market allocations.  The current market
                        allocation is comprised of approximately 20% in
                        corporate securities, 50% in U.S. Government securities
                        and 30% in mortgage-backed and asset-backed securities.
                        The Portfolio is non-diversified.

-------------------------------------------------------------------------------
     PRINCIPAL          o   Asset-Backed Securities
     INVESTMENTS:       o   Bank Obligations
     (See pages         o   Corporate Debt Instruments
     33-38 of this      o   Foreign Instruments
     Prospectus for     o   Mortgage-Backed Securities
     a more detailed    o   U.S. Government and Agency Securities
     description of
     allowable
     investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:   A loss of money could occur due to certain risks. These
(See page 14 of    include:
this Prospectus    o Banking industry   o Futures risk    o Liquidity risk
for a more           risk
detailed           o Correlation risk   o Hedging risk    o Market risk
description of     o Credit risk        o Interest rate   o Non-diversification
each risk.)        o Currency risk        risk              risk
                                        o Leverage risk   o Prepayment risk

-------------------------------------------------------------------------------

            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.




                          PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. Thus, the greater the risk, the greater the possibility of losing money.

All of the U.S. Portfolios described in this Prospectus are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Money Market, U.S. Short-Term, U.S. Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Money Market Portfolio.

Investments in the U.S. Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.




BANKING          Investing in bank obligations will expose an investor to risks
INDUSTRY RISK:   associated with the banking industry such as interest rate and credit risks.

CORRELATION      A Portfolio may experience changes in value as between the
RISK:            securities held and the value of a particular derivative
                 instrument.

CREDIT RISK:     The risk that a security issuer or a counterparty to a
                 contract will default or not be able to honor a financial
                 obligation.

CURRENCY RISK:   Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.  When synthetic and cross-hedges are used, the net exposure of a
                 Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FUTURES RISK:    The primary risks inherent in the use of futures depend on the
                 Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

HEDGING RISK:    Hedging is commonly used as a buffer against a perceived
                 investment risk.  While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

INTEREST RATE    A Portfolio may be influenced by interest rate changes that
RISK:            generally have an inverse relationship to corresponding market values.  Thus, as interest rates increase, the value of bonds already issued, decrease.

LEVERAGE RISK:   Derivatives may include elements of leverage that can cause greater fluctuations in a Portfolio's net asset value.

LIQUIDITY RISK:  Certain securities may be difficult or impossible to sell at favorable prices.

MARKET RISK:     The market value of a security may increase or decrease over time.  Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was
                 worth at an earlier time.  Market risk may affect a single issuer, entire industry or the market as a whole.

NON-             A Portfolio is diversified when it spreads investment risk by
DIVERSIFICATION  placing assets in several investment categories.  A non-
RISK:            diversified Portfolio concentrates its assets in a less
                 diverse spectrum of securities.  Non-diversification can
                 intensify risk should a particular investment category suffer from adverse market conditions.

PREPAYMENT       A Portfolio may invest in mortgage-backed and other
RISK:            asset-backed securities.  Such securities carry risks of
                 faster or slower than expected prepayment of principal which affect the duration and return of the security.


                           POTENTIAL YEAR 2000 RISK

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The Investment Advisor and Administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund, nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.

                       RISK/RETURN BAR CHARTS AND TABLES

The charts and tables provided below give some indication of the risks of investing in the funds by illustrating the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index.

                             MONEY MARKET PORTFOLIO

                                   BAR GRAPH



Year           1994      1995      1996      1997           1998

               4.13%     5.74%     5.18%     5.46%          5.51%




During the 5-year period shown in the Money Market Portfolio's bar chart, the highest quarterly return was 1.438% (quarter ending 6/30/95) and the lowest quarterly return was 0.713% (quarter ending 3/31/94).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           U.S. SHORT-TERM PORTFOLIO

                                   BAR GRAPH



Year  1990    1991    1992    1993   1994    1995    1996   1997   1998

      8.51%   6.40%   3.45%   2.89%  3.71%   5.71%   5.45%  5.09%  5.59%




During the 9-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 2.215% (quarter ending 12/31/90) and the lowest quarterly return was 0.553% (quarter ending 12/31/93).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           LIMITED DURATION PORTFOLIO

                                   BAR GRAPH



Year           1994      1995      1996      1997           1998

               0.29%    11.26%     5.29%     7.21%          6.79%




During the 5-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.533% (quarter ending 3/31/95) and the lowest quarterly return was (0.473%) (quarter ending 3/31/94).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           MORTGAGE-BACKED PORTFOLIO

                                   BAR GRAPH



Year                1997           1998

                   10.19%          7.42%




During the 2-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.970% (quarter ending 6/30/97) and the lowest quarterly return was 0.262% (quarter ending 12/31/98).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS     PAST 1 YEAR    PAST 5 YEARS   SINCE INCEPTION*
(FOR THE PERIODS ENDING
DECEMBER 31, 1998)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Money Market Portfolio                  5.51%          5.20%             5.12%
-------------------------------------------------------------------------------
  IBC Money Fund Report Averages
  TM-All Taxable                        5.03%          4.86%             4.89%
-------------------------------------------------------------------------------
U.S. Short-Term Portfolio               5.59%          5.13%             5.21%
-------------------------------------------------------------------------------
  IBC Money Fund Report Averages
  TM-All Taxable                        5.03%          4.86%             4.89%
-------------------------------------------------------------------------------
Limited Duration Portfolio              6.79%          5.76%             5.94%
-------------------------------------------------------------------------------
  Merrill Lynch 1-2.99 Year
  Treasury Index                        7.00%          5.59%             5.85%
-------------------------------------------------------------------------------
Mortgage-Backed Portfolio               7.42%           N/A              8.98%
-------------------------------------------------------------------------------
  Lehman Brothers Mortgage-Backed
  Securities Index                      6.97%           N/A              8.33%
-------------------------------------------------------------------------------


*Portfolio Inception Dates:
1. Money Market Portfolio:  11/1/93
2. U.S. Short Term Portfolio:  12/6/89
3. Limited Duration Portfolio:  7/26/93
4. Mortgage Backed Portfolio:  4/29/96

                                   FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



-------------------------------------------------------------------------------
Shareholder Transaction  Money      Mortgage    U.S. Short  Limited    Mortgage-
Expenses (Fees Paid      Market     LIBOR (2)   Term (3)    Duration   Backed
Directly By You)         (1)                                (4)        (5)

-------------------------------------------------------------------------------
Redemption Fees          None       None        None        None       None
-------------------------------------------------------------------------------
Exchange Fees            None       None        None        None       None
--------------------------------------------------------------------------------
Contingent Deferred      None       None        None        None       None
Sales Load
-------------------------------------------------------------------------------
Sales Load on            None       None        None        None       None
Reinvestment Dividends
-------------------------------------------------------------------------------
Sales Load on Purchases  None       None        None        None       None
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (FEES PAID FROM
FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees          0.10%      0.30%       0.30%       0.30%      0.30%
-------------------------------------------------------------------------------
Distribution Fees        None       None        None        None       None
(12b-1)
-------------------------------------------------------------------------------
Shareholder Services     None       None        None        None       None
Fees
-------------------------------------------------------------------------------
Other Expenses           0.26%      0.15%       0.12%       0.22%      0.13%
-------------------------------------------------------------------------------
Total Annual Fund        0.36%      0.45%       0.42%       0.52%      0.43%
Operating Expenses
-------------------------------------------------------------------------------


(1) The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. For the fiscal year ended 12/31/98, the Investment Adviser and Administrator waived fees in the amount of 0.11%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital,
Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(2) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



(3) Pursuant to an Investment Advisory Agreement, total operating expenses are capped at 0.40% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and Investors Capital have voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the caps and voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser and Administrator waived fees in the amount of 0.17%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets. Under an agreement between the Investment Adviser and Investors Capital, Investors Capital is currently voluntarily waiving up to 0.02% on the first $350 million.



(4) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.22%. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(5) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.20%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                              FEE TABLE CONTINUED



-------------------------------------------------------------------------------
Shareholder             Asset    High    Enhanced   U.S.      U.S.       Broad
Transaction Expenses    Backed   Yield   Equity     Treasury  Corporate  Market
(Fees Paid Directly      (6)      (7)    Market (8)   (9)       (10)      (11)
By You)
-------------------------------------------------------------------------------
Redemption Fees         None     None    None       None      None       None
-------------------------------------------------------------------------------
Exchange Fees           None     None    None       None      None       None
-------------------------------------------------------------------------------
Contingent Deferred     None     None    None       None      None       None
Sales Load
-------------------------------------------------------------------------------
Sales Load on           None     None    None       None      None       None
Reinvestment Dividends
-------------------------------------------------------------------------------
Sales Load on Purchases None     None    None       None      None       None
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (FEES PAID FROM
FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees         0.10%    0.40%   0.35%      0.30%     0.10%      0.30%
-------------------------------------------------------------------------------
Distribution Fees       None     None    None       None      None       None
(12b-1)
-------------------------------------------------------------------------------
Shareholder Services    None     None    None       None      None       None
Fees
-------------------------------------------------------------------------------
Other Expenses          0.15%    0.20%   0.15%      0.15%     0.15%      0.15%
-------------------------------------------------------------------------------
Total Annual Fund       0.25%    0.60%   0.50%      0.45%     0.25%      0.45%
Operating Expenses
-------------------------------------------------------------------------------


(6) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(7) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(8) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.50% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(9) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(10) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(11) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser and the Administrator will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                            EXPENSES TABLE EXAMPLE

As an investor, you pay certain fees and expenses in connection with the Portfolios, as described in the tables above. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.





-------------------------------------------------------------------------------
PORTFOLIO NAME       1 YEAR         3 YEARS       5 YEARS        10 YEARS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Money Market         $37            $116          $202           $456
-------------------------------------------------------------------------------
Mortgage LIBOR*      $46            $144
-------------------------------------------------------------------------------
U.S. Short Term      $43            $135          $235           $530
-------------------------------------------------------------------------------
Limited Duration     $53            $167          $291           $653
-------------------------------------------------------------------------------
Mortgage-Backed      $44            $138          $241           $542
-------------------------------------------------------------------------------
Asset-Backed*        $26            $80
-------------------------------------------------------------------------------
High Yield*          $61            $192
-------------------------------------------------------------------------------
Enhanced Equity      $51            $160
Market*
-------------------------------------------------------------------------------
U.S. Treasury*       $46            $144
-------------------------------------------------------------------------------
U.S. Corporate*      $26            $80
-------------------------------------------------------------------------------
Broad Market*        $46            $144
-------------------------------------------------------------------------------




*Portfolio has not commenced investment operations, therefore only fees for one and three years are represented.

                                FUND MANAGEMENT
                              BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                              INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                              PORTFOLIO MANAGERS

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Asset-Backed, High-Yield, U.S. Corporate and Broad Market Portfolios. He joined FFTW in 1990 from Yamaichi International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma College and an M.A. in economics from Duke University.



STEWART M. RUSSELL, MANAGING DIRECTOR. Mr. Russell is responsible for management of the Money Market, U.S. Short-Term, Limited Duration, Enhanced Equity Market and U.S. Treasury Portfolios. He joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of JP Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Earlier at the bank, Mr. Russell managed the short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and a M.B.A. in finance from New York University.

PATRICIA L. COOK, MANAGING DIRECTOR. Ms. Cook is responsible for management of the Mortgage LIBOR and Mortgage-Backed Portfolios. She joined FFTW in 1991 after twelve years with Salomon Brothers, where she most recently established and headed the bond strategy team that analyzes relative values among mortgages, treasuries, and other sectors of the fixed-income markets and developed portfolio strategies for Salomon Brothers' global institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk. Ms. Cook has a B.A. from St. Mary's College and a M.B.A. from New York University.




                            SHAREHOLDER INFORMATION
                                   PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or Investors Capital Services, Inc. a branch office of AMT Capital Securities, LLC. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends in all Portfolios except Mortgage LIBOR, Mortgage-Backed, and Asset-Backed on the day Federal funds are received.

Purchases may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

WIRING INSTRUCTIONS:

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   AMT Capital Securities, LLC - Purchase Account
Account Number: 933333333
Reference:      (Indicate Portfolio name)

                              TO PURCHASE SHARES
                              -------------------





-------------------------------------------------------------------------------
PORTFOLIO WHEN NET     WHEN & HOW     PROCEDURE FOR SAME  RESULT OF LATE
NAME      ASSET VALUE  SHARES MAY BE  DAY PURCHASES       NOTIFICATION OR
          IS           PURCHASED                          DELAY IN RECEIPT OF
          DETERMINED                                      FUNDS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MONEY     All Business o Any Business o Purchasers must   Trade not effective
MARKET    Days           Day            call Investors    on a given day:
                       o Submitted      Capital at (800)  o If the Fund is
                         orders must    762-4848 [or        notified after
                         include a      (212) 332-5211      12:00 pm EST and
                         completed      if within the       the wire is
                         account        City of New         received after 12:00
                         application    York], or IBT at    pm EST.
                       o Federal funds  (617) 330-6000
                         must be wired  prior to 12:00 pm When notice is given
                         to AMT         EST to inform the before 12:00 EST and
                         Capital's      Fund of the       the wire is received
                         "Fund          incoming wire     after 12:00 EST, the
                         Purchase       transfer.         trade will be
                         Account"at   o Purchasers must   effective on the day
                         IBT            indicate which    the wire is received
                                        Portfolio is to
                                        be purchased.     Trade effective on
                                      o If Federal funds  next business day:
                                        are received by   o If wire is
                                        the Fund that       received after
                                        day, the order      1200 pm EST
                                        will be             and no notice is
                                        effective that      given.
                                        day.

-------------------------------------------------------------------------------
o U.S.    All Business o Any Business o Purchasers must   Trade not effective
  SHORT-  Days           Day            call Investors    o If the Fund is
  TERM                   o Submitted    Capitalat (800)     notified after
o LIMITED                  orders       762-4848 [or        4:00 pm EST and the
  DURATION                 should       (212) 332-5211      wire is received
o ENHANCED                 include a    if within the       after 4:00 pm EST.
  EQUITY                   completed    City of New York]
  MARKET                   account      or IBT at (617)   When notice is given
o U.S                      Purchase     330-6000 prior    before 4:00 EST and
  TREASURY                 application  to 4:00 pm        the wire is received
o U.S.                   o Federal      Eastern time to   after 4:00 pm EST,
  CORPORATE                funds must   inform the Fund   the trade will be
o BROAD                    be wired     of the incoming   effective on the day
  MARKET                   to AMT       wire transfer.    the wire is received
                           Capital's  o Purchasers must
                           "Fund        indicate which    Trade effective on
                           Purchase     Portfolio is to   next business day:
                           Account"     be purchased.     o If wire is received
                           at IBT.    o If Federal          after 4:00 pm EST
                                        funds are           and no notice is
                                        received by the     given.
                                        Fund that day,
                                        the order will
                                        be effective
                                        that day.

-------------------------------------------------------------------------------
MORTGAGE  Last Business  o Last       o Purchasers must   Trade not effective
LIBOR     Day of each      Business     call Investors    on a given day:
          week or on       Day of each  Capital at (800)  o If the Fund is
          any other        week or on   762-4848 [or (212)  notified after
          Business Days    any other    332-5211 if within  4:00 pm EST and the
          approved by      Business     the City of New     the wire is
          the Investment   Days         York] or IBT at     received after 4:00
          Adviser.         approved by  (617) 330-6000      pm EST.
                           the Invest-  prior to 4:00 pm
                           ment         EST to inform the When notice is given
                           Adviser.     Fund of the in-   before 4:00 EST and
                        o Federal funds form the Fund of  the wire is received
                          must be wired the incoming      after 4:00 EST, the
                          to AMT        wire transfer.    trade will be
                          Capital's   o Purchasers must   effective on the day
                          "Fund         indicate which    the wire is received
                          Purchase      Portfolio is to
                          Account"at    be purchased.     Trade effective on
                          IBT.        o If Federal funds  next business day:
                                        are received by   o If wire is
                                        the Fund that       received after 4:00
                                        day, the order      pm EST and no
                                        will be             notice is given.
                                        effective that
                                        day.

-------------------------------------------------------------------------------
o         Last Business o Last        o Purchasers must   Trade not effective
MORTGAGE- Day of each     Business      call Investors    on a given day:
BACKED    month or on     Day of each   Capital at (800)  o If the Fund is
o ASSET-  any other       month or any  762-4848 [or (212)  notified after 4:00
  BACKED  Business        other         332-5211 if within  pm EST and the wire
o HIGH    Days approved   Business Days the City of New     is received after
  YIELD   by the          approved by   York] or IBT at     4:00 pm EST.
          Investment      the Invest-   (617) 330-6000
          Adviser.        ment Adviser. prior to 4:00 pm  When notice is given
                        o Federal funds to inform the     before 4:00 EST and
                          must be wired incoming wire     the wire is received
                          to AMT        transfer.         after 4:00 EST, the
                          Capital's   o Purchasers must   trade will be
                          "Fund         indicate which    effective on the day
                          Purchase      Portfolio is to   the wire is received
                          Account" at   be purchased.
                          IBT         o If Federal funds  Trade effective on
                                        are received by   next business day:
                                        the Fund that     o If wire is received
                                        day, the order      after 4:00 pm EST
                                        will be effective   and no notice is
                                        that day.           given.

-------------------------------------------------------------------------------




                                  REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed by the Fund should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                               TO REDEEM SHARES
                               ----------------





-------------------------------------------------------------------------------
1.  SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
    a.  The dollar or share amount to be redeemed;
    b.  The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
    c.  The name of the shareholder; and
    d.  The shareholder's account number
2.  SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR
    INVESTORS CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A REDEMPTION.
-------------------------------------------------------------------------------
PORTFOLIO NAME     WHEN REDEMPTION EFFECTIVE         RESULT OF LATE
                                                     NOTIFICATION OF REDEMPTION

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o  Money Market    If notice is received by the      If notice is received by
                   Transfer Agent by 12:00 pm        the Transfer Agent on a
                   EST on any Business Day, the      non-business day or after
                   redemption will be effective      12:00 pm EST, the
                   and payment will be made on       redemption notice will be
                   such Business day.  Price of      deemed received as of the
                   shares is based on the next       next Business Day.
                   calculation of the NAV after
                   the order is placed.

-------------------------------------------------------------------------------
o  U.S. Short      If notice is received by the     If notice is received by
   Term            Transfer Agent by 4:00 pm        the Transfer Agent on a
                   EST on any Business Day, the     non-business day or after
                   redemption will be effective     4:00 pm EST the
                   and payment will be made on      redemption notice will be
                   such Business day.  Price of     deem received as of the
                   shares is based on the next      next Business Day.
                   calculation of the NAV after
                   the order is placed.

-------------------------------------------------------------------------------
o  U.S. Short      If notice is received by the     If notice is received on
   Term            Transfer Agent by 4:00 pm EST    a non-business day or after
o  Limited         on any Business Day, the         4:00 pm EST, the
   Duration        redemption will be effective     redemption notice will be
o  Enhanced        and payment will be made         will be received as of the
   Equity Market   within seven calendar days,      next Business Day.
o  U.S. Treasury   but generally on the day
o  U.S.            following receipt of such
   Corporate       notice.  Price of shares is
o  Broad Market    based on the next calculation
o  Mortgage LIBOR  of the NAV after the order is
o  Mortgage-       placed.
   Backed
o  Asset-Backed
o  High Yield

-------------------------------------------------------------------------------




                          PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.
1. For all Portfolios other than Mortgage LIBOR, Mortgage-Backed, Asset-Backed, High Yield and Money Market, net asset value is calculated by the Fund's Accounting Agent as of 4:00 pm EST on each Business Day.
2. Mortgage LIBOR Portfolio's net asset value is calculated by the Fund's Accounting Agent as of 4:00 pm EST on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
3. Mortgage-Backed, Asset-Backed and High Yield Portfolios' net asset values are calculated by the Fund's Accounting Agent as of 4:00 pm EST on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
4. Money Market Portfolio's net asset value is calculated as of 12:00 pm EST on Business Days. The Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00. For purposes of calculating the Money Market Portfolio's net asset value, securities are valued using the "amortized cost" method of valuation, which does not take into consideration unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost, and assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price a Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 (the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must:
1. maintain a dollar-weighted average Portfolio maturity of 90 days or shorter;
2. generally purchase only instruments having remaining maturities of 397 days or shorter;
3. invest only in U.S. dollar-denominated securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4. diversify its holdings.

                                   DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage-Backed, Mortgage LIBOR, Asset-Backed and High Yield will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage LIBOR, Mortgage-Backed, Asset-Backed and High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                 VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.

                              TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES
--------------------
Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.



A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding for the shares. An exchange of shares may be treated as a sale.



As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:
1. fail to provide the Fund with a correct taxpayer identification number, or
2. fail to make required certifications, or
3. have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------

A  Portfolio  may be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                          DISTRIBUTION OF FUND SHARES



Shares of the Fund are distributed by AMT Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                            INVESTMENT INFORMATION

             ALLOWABLE INVESTMENT STRATEGIES AND ASSOCIATED RISKS





-------------------------------------------------------------------------------
                   Money   Mortgage   U.S.   Limited   Mortgage- Asset-   High
                   Market  LIBOR      Short- Duration  Backed    Backed   Yield
                                      Term
-------------------------------------------------------------------------------
Dollar Roll                  o         o        o        o         o        o
Transactions

-------------------------------------------------------------------------------
Duration Management  o       o         o        o        o         o        o

-------------------------------------------------------------------------------
Hedging                      o         o        o        o         o        o

-------------------------------------------------------------------------------
Short Sales                  o         o        o        o         o        o
Transactions

-------------------------------------------------------------------------------
TBA Transactions             o         o        o        o         o        o

-------------------------------------------------------------------------------
When Issued &                o         o        o        o         o        o
Forward Commitment
Securities
-------------------------------------------------------------------------------


                     ---------------------------------------
                     Enhanced   U.S.       U.S.       Broad
                     Equity     Treasury   Corporate  Market
                     Market
------------------------------------------------------------
Dollar Roll            o                       o        o
Transactions

------------------------------------------------------------
Duration Management    o           o           o        o

------------------------------------------------------------
Hedging                o           o           o        o

------------------------------------------------------------
Short Sales            o           o           o        o
Transactions

------------------------------------------------------------
TBA Transactions       o                       o        o

------------------------------------------------------------
When Issued &          o           o           o        o
Forward Commitment
Securities

------------------------------------------------------------




Dollar Roll Transactions
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.



DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:
a. the bond's yield,
b. coupon interest payments,
c. final maturity,
d. call features, and
e. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

     RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

HEDGING
-------
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:


a.  engaging in swaps;             d.  purchasing and selling futures
b.  purchasing and selling caps,       contracts; and
    floors and collars;            e.  purchasing and selling options.
c.  purchasing or selling
    forward exchange contracts;

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.  the securities,
     2.  the foreign currency subject to the futures,
     3.  the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.



     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.



a.    SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.  CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c.  FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.  FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Market Portfolio may, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging

e.  OPTIONS CONTRACTS
An option is a contractual right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.



     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.



SHORT SALES
-----------
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.



     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.



TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
---------------------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

                  ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS



-------------------------------------------------------------------------------
                   Money   Mortgage   U.S.   Limited   Mortgage- Asset-   High
                   Market  LIBOR      Short- Duration  Backed    Backed   Yield
                                      Term
-------------------------------------------------------------------------------
Asset-Backed         o       o         o        o         o        o        o
Securities

-------------------------------------------------------------------------------
Bank Obligations     o       o         o        o         o        o        o

-------------------------------------------------------------------------------
Brady Bonds                            o        o                           o

-------------------------------------------------------------------------------
Convertibles                           o        o                           o
Securities

-------------------------------------------------------------------------------
Corporate Debt       o       o         o        o         o        o        o
Instruments

-------------------------------------------------------------------------------
Foreign Instruments                    o        o                           o

-------------------------------------------------------------------------------
Illiquid Securities  o       o         o        o         o        o        o

-------------------------------------------------------------------------------
Indexed Notes,                         o        o         o        o        o
Currency Exchange-
Related Securites
and Similar Securities

-------------------------------------------------------------------------------
Inflation-Indexed            o         o        o         o        o        o
Securities

-------------------------------------------------------------------------------
Investment Companies         o         o        o         o        o        o

-------------------------------------------------------------------------------
Mortgage-Backed      o       o         o        o         o        o        o
Securities

-------------------------------------------------------------------------------
Multi-National Currency                o        o                           o
Unit Securities or More
Than One Currency
Denomination

-------------------------------------------------------------------------------
Municipal            o                 o        o                           o
Instruments

-------------------------------------------------------------------------------
Repurchase and       o       o         o        o         o        o        o
Reverse Repurchse
Agreements

-------------------------------------------------------------------------------
Stripped Instruments o       o         o        o         o        o        o

-------------------------------------------------------------------------------
Total Return Swaps           o         o        o         o        o        o

-------------------------------------------------------------------------------
U.S. Government and  o       o         o        o         o        o        o
Agency Securities

-------------------------------------------------------------------------------
Warrants                               o        o                           o

-------------------------------------------------------------------------------
Zero Coupon Securites        o         o        o         o        o        o

-------------------------------------------------------------------------------

                     ---------------------------------------------------
                     Enhanced       U.S.        U.S.           Broad
                     Equity         Treasury    Corporate      Market

------------------------------------------------------------------------
Asset-Backed            o              o            o            o
Securities

------------------------------------------------------------------------
Bank Obligations        o              o            o            o

------------------------------------------------------------------------
Brady Bonds             o                           o            o

------------------------------------------------------------------------
Convertibles            o                           o            o
Securities

------------------------------------------------------------------------
Corporate Debt          o              o            o            o
Instruments

------------------------------------------------------------------------
Foreign Instruments     o                           o            o

------------------------------------------------------------------------

Illiquid Securities     o                           o            o

------------------------------------------------------------------------
Indexed Notes,          o                           o            o
Currency Exchange-
Related Securites
and Similar Securities

------------------------------------------------------------------------
Inflation-Indexed       o              o            o            o
Securities

------------------------------------------------------------------------
Investment Companies    o              o            o            o

------------------------------------------------------------------------
Mortgage-Backed         o              o            o            o
Securities

------------------------------------------------------------------------
Multi-National Currency o                           o            o
Unit Securities or More
Than One Currency
Denomination

------------------------------------------------------------------------
Municipal Instruments   o                           o            o

------------------------------------------------------------------------
Repurchase and Reverse  o              o            o            o
Repurchse Agreements

------------------------------------------------------------------------
Stripped Instruments    o              o            o            o

------------------------------------------------------------------------
Total Return Swaps      o                           o            o

------------------------------------------------------------------------
U.S. Government and     o              o            o            o
Agency Securities

-----------------------------------------------------------------------
Warrants                o                           o            o

-----------------------------------------------------------------------
Zero Coupon Securites   o              o            o            o

-----------------------------------------------------------------------



ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:
a. motor vehicle installment sale contracts,
b. other installment sale contracts,
c. leases of various types of real and personal property, and
d. receivables from revolving credit (credit card) agreements.

     RISKS: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank issued securities.  These instruments include:



a. Time Deposits,           e. Deposit Notes,           h. Variable Rate Notes,
b. Certificates of Deposit, f. Eurodollar Time          i. Loan Participations,
c. Bankers' Acceptances,       deposits,                j. Variable Amount
d. Bank Notes,              g. Eurodollar Certificates     Master Demand Notes,
                               of Deposit,              k. Yankee CDs, and
                                                        l. Custodial Receipts


     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
----------------------
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

FOREIGN INSTRUMENTS
-------------------

a.     FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of a Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. A Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:
1. securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3. securities not having readily available market quotations.
Although the Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors. A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. two basic types of investment companies exist: 1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value, 2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any Funds classified as "Load Funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:
o  Mortgage-pass through securities issued by
a. the Government National Mortgage Association (Ginnie Mae),
b. the Federal National Mortgage Association (Fannie Mae),
c. the Federal Home Loan Mortgage Corporation (Freddie Mac),
d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
o Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
o  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
---------------------
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
Under a repurchase agreement, a bank or securities firm (a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or Investors Bank & Trust Co. agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio at a later date for an agreed upon price. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:
a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TOTAL RETURN SWAPS
------------------
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in a portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
--------------------------------------------------------------
ENTERPRISES/FEDERAL AGENCIES
----------------------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by: a. U.S. Treasury Department, b. Farmer's Home Administration, c. Federal Home Loan Mortgage Corporation, d. Federal National Mortgage Association, e. Student Loan Marketing Association, and f. Government National Mortgage Association.


     RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.



WARRANTS
--------
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.



     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.

                       SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO
May invest more than 5% of its net assets in futures margins and/or premiums on options only if those net assets are being used for bona fide hedging purposes.

U.S. SHORT-TERM PORTFOLIO
Up to 35% of the Portfolio's total assets may be invested in non-U.S. dollar denominated debt securities. No more than 5% of the Portfolio's total assets may be invested in the securities of any one issuer (other than the U.S. Government and its agencies). The Portfolio may not enter into repurchase agreements or reverse repurchase agreements if it would result in more than 25% of the Portfolio's assets being subject to repurchase agreements and/or reverse repurchase agreements.

LIMITED DURATION PORTFOLIO
Up to 35% of the Portfolio's total assets may be invested in non-U.S. dollar denominated securities.

U.S. TREASURY PORTFOLIO
The Portfolio may invest up to 5% of its total assets in high quality (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO
The   Portfolio   may   invest   up   to   35%   of   its   total   assets   in
non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO
The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                              PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                          FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.



-------------------------------------------------------------------------------
                  MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
                  -------------------------------------------
              (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
OUTSTANDING       12/31/98     12/31/97     12/31/96     12/31/95     12/31/94
THROUGHOUT THE
PERIOD
-------------------------------------------------------------------------------
Net asset value  1.00         1.00         1.00         1.00         1.00
at beginning of
period
-------------------------------------------------------------------------------
Net investment   0.05         0.05         0.05         0.06         0.04
income
Net realized     ---          ---          0.00**       0.00**       0.00**
gains or (losses)
on investments
-------------------------------------------------------------------------------
Total from       0.05         0.05         0.05         0.06         0.04
investment
operations
-------------------------------------------------------------------------------
Distributions    0.05         0.05         0.05         0.06         0.04
from net
investment
income
Distributions    ---          ---          0.00**       ---          ---
from net
realized gain
on investments
Distributions in ---          ---          ---          ---          0.00**
excess of net
realized gain
on investments
-------------------------------------------------------------------------------
Total            0.05         0.05         0.05         0.06         0.04
Distributions
-------------------------------------------------------------------------------
Net asset value  1.00         1.00         1.00         1.00         1.00
at end of period
-------------------------------------------------------------------------------
Total return on  5.51%        5.46%        5.18%        5.74%        4.13%
investment
Net assets at    29,451       26,152       25,047       25,870       22,006
end of period
in 000's
Ratio of         0.25%        0.30%        0.40%        0.40%        0.40%
operating
expenses to
average net
assets  (a)
Ratio of net     5.29%        5.33%        5.05%        5.58%        4.16%
investment
income to
average net
assets
Decrease in
 above expense
 ratios due to
 waiver of
 investment
 advisory and
 administration
 fees and
 reimbursement
 of other
 expenses
                 0.11%        0.16%        0.30%        0.37%        0.64%
-------------------------------------------------------------------------------


(a)  Net of waivers and reimbursements  **Rounds to less than $0.01



-------------------------------------------------------------------------------
                U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                ----------------------------------------------
              (IN WHOLE DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
OUTSTANDING       12/31/98     12/31/97     12/31/96     12/31/95     12/31/94
THROUGHOUT THE
PERIOD
-------------------------------------------------------------------------------
Net asset value  9.77         9.85         9.88         9.89         9.98
at beginning of
period
Net investment   0.54         0.57         0.55         0.56         0.44
Income
Net realized    (0.01)       (0.08)       (0.03)       (0.01)       (0.08)
and unrealized
gains or
(losses) on
investments,
financial futures
and option
contracts and
foreign currency-
related
transactions
-------------------------------------------------------------------------------
Total from       0.53         0.49         0.52         0.55         0.36
investment
operations
-------------------------------------------------------------------------------
Distributions    0.54         0.57         0.55         0.56         0.45
from net
investment income
Distributions in ---          ---          ---          0.00**       0.00**
excess of net
investment
income
-------------------------------------------------------------------------------
Total            0.54         0.57         0.55         0.56         0.45
distributions
-------------------------------------------------------------------------------
Net asset value  9.76         9.77         9.85         9.88         9.89
at end of period
-------------------------------------------------------------------------------
Total return on  5.59%        5.09%        5.45%        5.71%        3.71%
investment
Net assets at    840,366      486,906      355,257      457,425      290,695
end of period
in 000's
Ratio of         0.25%        0.25%        0.27%        0.40%        0.40%
operating
expenses to
average net
assets,
exclusive of
interest expense
(a)
Ratio of         0.25%        0.26%        0.40%        0.51%        0.43%
operating
expenses to
average net
assets,
inclusive of
interest expense
(a)
Ratio of net     5.48%        5.78%        5.62%        5.64%        4.14%
investment
income to
average net
assets (a)
Decrease in      0.17%        0.18%        0.05%        0.07%        0.08%
 above expense
 ratios due to
 waiver of
 investment
 advisory fees
 and
 administration
 fees
-------------------------------------------------------------------------------


(a)   Net of waivers and reimbursements  ** Rounds to less than $0.01



-------------------------------------------------------------------------------
                LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                -----------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
OUTSTANDING       12/31/98     12/31/97     12/31/96     12/31/95     12/31/94
THROUGHOUT THE
PERIOD
-------------------------------------------------------------------------------
Net asset value   9.93         9.93        10.00        9.55         9.95
at beginning of
period
-------------------------------------------------------------------------------
Net investment    0.55         0.62        0.55         0.60         0.43
income
Net realized      0.11         0.08       (0.04)        0.45        (0.40)
gains or (losses)
on investments,
financial futures
and options
contacts, and
foreign currency-
related
transactions
-------------------------------------------------------------------------------
Total investment  0.66         0.70        0.51         1.05         0.03
income
-------------------------------------------------------------------------------
Distributions     0.55         0.62        0.55         0.60         0.43
from net
investment income
Distributions in  0.00**       ---         0.00**       ---          ---
excess of net
investment income
Net realized      0.11         0.08        0.03         ---          ---
 gains or (losses)
 on investments,
 financial futures
 and option
 contracts and
 foreign currency-
 related
 transactions
-------------------------------------------------------------------------------
Total             0.66         0.70        0.58         0.60        0.43
distributions
-------------------------------------------------------------------------------
Net asset value   9.93         9.93        9.93         10.00       9.55
at end of period
-------------------------------------------------------------------------------
Total return on   6.79%        7.21%       5.29%        11.26%      0.29%
investment
Net assets at end 89,521       40,029      42,100       5,080       4,338
of period in 000's
Ratio of          0.30%        0.30%       0.31%        0.50%       0.50%
 operating
 expenses to
 average net
 assets,
 exclusive of
 interest
 expense (a)
Ratio of          0.30%        0.60%       0.49%        1.41%        1.74%
 operating
 expenses to
 average net
 assets,
 inclusive of
 interest
 expense (a)
Ratio of net      5.48%        6.10%       5.79%        6.09%        4.43%
investment
income to
average net
assets (a)
Decrease in       0.22%        0.31%       0.15%        0.53%        0.57%
 above expense
 ratios due to
 waiver of
 investment
 advisory fees
 and
 reimbursements
 of other
 expenses
Portfolio         1,059%       1,292%      1,387%       1,075%       343%
turnover rate
-------------------------------------------------------------------------------


(a)  Net of waivers and reimbursements   **Rounds to less than $0.01



-------------------------------------------------------------------------------
                MORTGAGE-BACKED PORTFOLIO FINANCIAL HIGHLIGHTS
                ----------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING              Year Ended   Year Ended   From 4/29/96* to
THROUGHOUT THE PERIOD                 12/31/98     12/31/97        12/31/96
-------------------------------------------------------------------------------
Net asset value at beginning of      10.30        10.16        10.00
Period
-------------------------------------------------------------------------------
Net investment income                 0.68        0.68         0.41
Net realized gains or (losses) on     0.07        0.32         0.23
investments, financial futures and
options contacts, and foreign
currency-related transactions
-------------------------------------------------------------------------------
Total investment income               0.75        1.00         0.64
-------------------------------------------------------------------------------
Distributions from net investment     0.65        0.63         0.41
income
Distributions in excess of net        ---         0.05         0.06
investment income
Distributions from net realized gain  0.22        0.18         0.01
on investments, short sales, and
financial futures, swaps and options
contracts
-------------------------------------------------------------------------------
Total distributions                   0.87        0.86         0.48
-------------------------------------------------------------------------------
Net asset value at end of period      10.18       10.30        10.16
----------------------------------------------------------------------------------
Total return on investment            7.42%       10.19%       6.54% (c)
Net assets at end of period in 000's  813,367     655,271      220,990
Ratio of operating expenses to        0.23%       0.38%        0.45% (b)
average net assets, exclusive of
interest expense (a)
Ratio of operating expenses to        0.37%       0.47%        0.88% (b)
average net assets, inclusive of
interest expense (a)
Ratio of net investment income to     6.33%       6.07%        7.61% (b)
average net assets (a)
Decrease in above expense ratios      0.20%       0.07%        0.10% (b)
 due to waiver of investment advisory
 fees and reimbursement of other
 expenses
Portfolio turnover rate               843%        3,396%       590%
-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized
    * Commencement of operations


                             SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 1999, as supplemented February 15, 2000. The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting AMT Capital Securities, LLC, 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 or (212) 332-5211, if within New York City.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.


































Fund's Investment Company Act filing number: 33-27896/811-5796

                                FFTW FUNDS, INC.
-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
                                   PROSPECTUS
                       GLOBAL AND INTERNATIONAL PORTFOLIOS
-------------------------------------------------------------------------------



                             DATED APRIL 30, 1999,
                        AS SUPPLEMENTED FEBRUARY 15, 2000





o Global Tactical Exposure   o International                o Global High Yield
o Worldwide                  o International Opportunities  o Inflation-Indexed
o Worldwide-Hedged           o International Corporate      o Inflation-Indexed
o Emerging Markets                                            Hedged



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    CONTENTS



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

                                                                      PAGE
Risk/Return Summary                                                      3
        Global Tactical Exposure                                         3
        Worldwide Portfolio                                              4
        Worldwide-Hedged Portfolio                                       5
        International Portfolio                                          6
        International Opportunities Portfolio                            7
        International Corporate Portfolio                                8
        Emerging Markets Portfolio                                       9
        Global High Yield Portfolio                                     10
        Inflation Indexed Portfolio                                     11
        Inflation Indexed-Hedged Portfolio                              12
        Principal Investment Risks                                      13
        Potential Year 2000 Risk                                        14
        Risk Return Bar Charts and Tables                               14
                Global Tactical Exposure Portfolio                      14
                Worldwide Portfolio                                     15
                Worldwide-Hedged Portfolio                              16
                International Portfolio                                 17
                Emerging Markets Portfolio                              18
        Average Annual Total Returns                                    19
        Fee Table                                                       19
        Fee Table (Continued)                                           20
        Expenses Table Example                                          21
Fund Management                                                         22
        Board of Directors                                              22
        Investment Adviser                                              22
        Investment Sub-Adviser                                          22
Portfolio Managers                                                      22
Shareholder Information                                                 23
        Purchases                                                       23
        Purchasing Shares Table                                         24
        Redemptions                                                     24
        Redeeming Shares Table                                          25
        Pricing of Portfolio Shares                                     26
        Dividends                                                       26
        Voting Rights                                                   26
        Tax Considerations                                              26
        Distribution of Fund Shares                                     27
Investment Information                                                  28
        Allowable Investment Strategies and Associated Risks            28
        Allowable Investments and Associated Risks                      32
Supplemental Investment Policies                                        38
Portfolio Turnover                                                      38
Financial Highlights Tables                                             38
        Global Tactical Exposure Portfolio                              39
        Worldwide Portfolio                                             39
        Worldwide-Hedged Portfolio                                      40
        International Portfolio                                         40
        International Opportunities Portfolio                           41
        Emerging Markets Portfolio                                      41
 Shareholder Inquiries                                                  42





                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the allowable investment strategies, allowable investments and their associated risks will follow.



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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      GLOBAL TACTICAL EXPOSURE PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT            To attain a high level of total return as may be
OBJECTIVE:            consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL             The Portfolio primarily invests in high quality (rating
INVESTMENT            of AA by Standard & Poor's Corp. ("S&P"), Aa by Moody's
STRATEGIES:           Investor's Services, Inc. ("Moody's") or a comparable
                      rating or higher from a nationally recognized
                      statistical rating organization) debt securities from
                      worldwide bond markets.  The systemic risk of non-U.S.
                      market currencies is hedged via an index swap.  The
                      performance objective of the Portfolio is to outperform
                      the JP Morgan 3 Month Eurodeposit Index.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's   Thompson Bank    AVERAGE
         QUALITY                   (Short  (Short     Watch, Inc.     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):    ("Thompson"):    ---------
                  ----  --------   ------  -------   -------------    QUALITY:
                                                                      --------

                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:    The Portfolio's average U.S. dollar-weighted duration
                      generally will not exceed three months, plus or minus the
                      average duration of the JP Morgan 3-Month Eurodeposit
                      Index.

-------------------------------------------------------------------------------
         INVESTMENT   At least 65% of the Portfolio's total assets must be
         POLICIES:    invested in debt securities from worldwide bond markets,
                      denominated in both U.S. dollars and foreign currencies.
                      The Portfolio will maintain investments in debt
                      securities of issuers from at least three different
                      countries including the U.S.  At least 35% of the
                      Portfolio's total assets will be invested in debt
                      securities from jurisdictions outside the U.S.  For
                      temporary defensive purposes, 100% of the Portfolio's
                      total assets may be  invested in U.S. Government
                      securities, cash or cash equivalent securities.  The
                      Portfolio will actively hedge risk through the use of an
                      index swap.  The Portfolio is  non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL    o Asset-Backed Securities
         INVESTMENTS: o Foreign Instruments
         See pages    o Total Return swaps
         32-38 of     o USs. Government and Agency Securities
         this
         Prospectus
         for a more
         detailed
         description
         of allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:     A loss of money could occur due to certain risks.  These
(See page 13 oF      include:
this Prospectus      o Correlation risk  o Hedging risk   o Market risk
for a more           o Credit risk       o Interest rate  o Non-diversification
detailed             o Currency risk       risk             risk
description of       o Futures risk      o Leverage risk  o Prepayment risk
each risk.)                              o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

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                                       3

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              WORLDWIDE PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of total return as may be
OBJECTIVE:             consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              The Portfolio invests primarily in high quality (rating
INVESTMENT             of AA by S&P, Aa by Moody's or a comparable rating, or
STRATEGIES:            higher from a nationally recognized statistical rating
                       organization) debt securities from worldwide bond
                       markets, denominated in both U.S. dollars and foreign
                       currencies.  The performance objective of the Portfolio
                       is to outperform the JP Morgan Global Government Bond
                       Index (Unhedged).

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the JP Morgan Global Government Bond
                       Index (Unhedged).

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in high quality debt securities from worldwide
                       bond markets, denominated in both U.S. dollars and
                       foreign currencies. The Portfolio will maintain
                       investments in debt securities of issuers from at least
                       three different countries including the U.S.  At least
                       35% of the Portfolio's total assets will be invested in
                       debt securities from jurisdictions outside the U.S.  For
                       temporary defensive purposes, 100% of the Portfolio's
                       total assets may be invested in U.S. Government
                       securities, cash or cash equivalent securities.  The
                       Portfolio is non-diversified.

-------------------------------------------------------------------------------
        PRINCIPAL      o Asset-Backed Securities
        INVESTMENTS:   o U.S. Government and Agency Securities
        See pages 32-  o Foreign Instruments
        38 of this
        Prospectus for
        a more
        detailed
        description
        of allowable
        investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks.
(See page 13 of        These include:
this Prospectus        o Correlation risk o Hedging risk  o Market risk
for a more             o Credit risk      o Interest rate o Non-diversification
detailed               o Currency risk      risk            risk
description of         o Futures risk     o Leverage risk o Prepayment risk
each risk.)                                o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

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                                       4

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          WORLDWIDE-HEDGED PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT              To attain a high level of total return as may be
OBJECTIVE:              consistent with the preservation of capital.

-------------------------------------------------------------------------------

PRINCIPAL               The Portfolio invests primarily in high quality (rating
INVESTMENT              of AA by S&P, Aa by Moody's or a comparable rating, or
STRATEGIES:             higher from a nationally recognized statistical rating
                        organization) debt securities from worldwide bond
                        markets, denominated in both U.S. dollars and foreign
                        currencies and actively utilizes currency hedging
                        techniques.  The performance objective of the Portfolio
                        is to outperform the JP Morgan Global Government Bond
                        Index (Hedged).

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:      The Portfolio's average U.S. dollar-weighted duration
                        generally will not exceed one year, plus or minus the
                        average duration of the JP Morgan Global Government
                        Bond Index (Hedged).

-------------------------------------------------------------------------------
         INVESTMENT     At least 65% of the Portfolio's total assets must be
         POLICIES:      invested in high quality debt securities from worldwide
                        bond markets, denominated in both U.S. dollars and
                        foreign currencies. The Portfolio will maintain
                        investments in debt securities of issuers from at least
                        three different countries including the U.S.  At least
                        35% of the Portfolio's total assets must be invested in
                        debt securities from jurisdictions outside the U.S.  As
                        a fundamental policy, to the extent feasible, the
                        Portfolio will actively utilize currency-hedging
                        techniques to hedge at least 65% of its total assets.
                        For temporary defensive purposes, 100% of the
                        Portfolio's total assets may be invested in U.S.
                        Government securities, cash or cash equivalent
                        securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL      o Asset-Backed Securities
         INVESTMENTS:   o Foreign Instruments
         (See pages     o U.S. Government and Agency Securities
         32-38 of this
         Prospectus for
         a more detailed
         description of
         allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:        A loss of money could occur due to certain risks.
(See page 13 of         These include:
this Prospectus         o Correlation   o Hedging risk    o Market risk
for a more                risk
detailed                o Credit risk   o Interest rate   o Non-diversification
description of          o Currency risk   risk              risk
each risk.)             o Futures risk  o Leverage risk   o Prepayment risk
                                        o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

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                                       5

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            INTERNATIONAL PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of return of total return as may
OBJECTIVE:             be consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              The Portfolio primarily invests in high quality (rating
INVESTMENT             of AA by S&P, Aa by Moody's or a comparable rating or
STRATEGIES:            higher from a nationally recognized statistical rating
                       organization) debt securities from worldwide bond
                       markets, excluding the U.S. denominated in foreign
                       currencies.  The performance objective of the Portfolio
                       is to outperform the JP Morgan Global Government Bond
                       Index (Non-U.S. Unhedged).

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the JP Morgan Global Government Bond
                       Index (Non-U.S. Unhedged).

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in high quality fixed income securities from
                       worldwide bond markets, denominated in foreign
                       currencies.  The Portfolio will maintain investments in
                       debt securities of issuers from at least three different
                       countries.  At least 65% of the Portfolio's total assets
                       will be invested in debt securities from jurisdictions
                       outside the U.S.  For temporary defensive purposes, 100%
                       of the Portfolio's total assets may be invested in U.S.
                       Government securities, cash or cash equivalent
                       securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
          PRINCIPAL    o Foreign Instruments
          INVESTMENTS:
          See pages 32
          -38 of this
          Prospectus
          for a more
          detailed
          description
          of allowable
          investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks. These
(See page 13 of        include:
this Prospectus        o Correlation     o Hedging risk   o Market risk
for a more               risk
detailed               o Credit risk     o Interest rate  o Non-diversification
description                                risk             risk
of each risk.)         o Currency risk   o Leverage risk  o Prepayment risk
                       o Futures risk    o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

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                                       6

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of total return as may be
OBJECTIVE:             consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              The Portfolio primarily invests in high quality (rating
INVESTMENT             of AA by S&P, Aa by Moody's or a comparable rating or
STRATEGIES:            higher from a nationally recognized statistical rating
                       organization) debt securities from worldwide bond
                       markets, excluding the U.S., denominated in foreign
                       currencies.  The currency hedge ratio is actively
                       managed.  The performance objective of the Portfolio is
                       to outperform the lower of the JP Morgan Global
                       Government Bond Indices (Non-U.S. Hedged or Non-U.S.
                       Unhedged).

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year plus or minus the
                       average duration of the JP Morgan Global Government Bond
                       Indices (either the Non-U.S. Hedged or Non-U.S.
                       Unhedged, whichever is lower).

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in high quality debt securities from worldwide
                       bond markets denominated in foreign currencies. The
                       Portfolio will maintain investments in debt securities
                       of issuers from at least three different countries.  At
                       least 65% of the Portfolio's total assets will be
                       invested in debt securities from jurisdictions outside
                       the U.S.  The Portfolio may engage in currency hedging
                       techniques.  For temporary defensive purposes, 100% of
                       the Portfolio's total assets may be invested in U.S.
                       Government securities, cash or cash equivalent
                       securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
          PRINCIPAL    o Foreign Instruments
          INVESTMENTS:
          See pages
          32-38 of
          this
          Prospectus
          for a more
          detailed
          description
          of allowable
          investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:        A loss of money could occur due to certain risks.
(See page 13 of         These include:
this Prospectus         o Correlation  o Hedging risk     o Market risk
for a more                risk
detailed                o Credit risk  o Interest rat     o Non-diversification
description                              risk               risk
of each risk.)           o Currency     o Leverage risk
                          risk
                        o Futures risk o Liquidity risk

-------------------------------------------------------------------------------

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                                       7

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       INTERNATIONAL CORPORATE PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of total return as may be
OBJECTIVE:             consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              Once it commences investment activity, the Portfolio
INVESTMENT             will primarily invest in investment grade corporate debt
STRATEGIES:            from worldwide bond markets.  The performance objective
                       of the Portfolio is to outperform the Lehman Brothers
                       Euro Corporate Bond Index.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year plus or minus the
                       average duration of the Lehman Brothers Euro Corporate
                       Bond Index.

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in investment grade corporate debt securities
                       from worldwide bond markets denominated in foreign
                       currencies.  The Portfolio will maintain investments in
                       corporate debt securities of issuers from at least three
                       different countries.  At least 65% of the Portfolio's
                       total assets will be invested in corporate debt
                       securities from jurisdictions outside the U.S.  For
                       temporary defensive purposes, 100% of the Portfolio's
                       total assets may be invested in U.S. Government
                       securities, cash or cash equivalent securities.  The
                       Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL     o Corporate Debt Instruments
         INVESTMENTS:  o Foreign Instruments
         (See pages
         32-38 of
         this
         Prospectus
         for a more
         detailed
         description
         of allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks.  These
(See page 13 of        include:
this Prospectus        o Correlation   o Hedging risk     o Market risk
for a more               risk
detailed               o Credit risk   o Interest rate    o Non-diversification
description                              risk               risk
of each risk.)         o Currency risk o Leverage risk
                       o Futures risk  o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.


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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of total return as may be
OBJECTIVE:             consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              The Portfolio primarily invests in debt securities from
INVESTMENT             bond markets in emerging markets countries, denominated
STRATEGIES:            in local currencies or currencies of OECD countries.
                       The performance objective of the Portfolio is to
                       outperform a composite index, consisting of 60% JP
                       Morgan Emerging Local Markets Index Plus and 40% JP
                       Morgan Emerging Markets Bond Index Plus. The Adviser/
                       Sub-Adviser intends to actively manage the Portfolio and
                       will allocate the Portfolio's investment assets among
                       various emerging markets countries (and currencies).
                       Such allocations are not expected to be comparable to,
                       nor as diverse as the allocations accorded to such
                       markets (and currencies) by the major bond market
                       indices.  Portfolio managers will screen out credit or
                       default risks and highlight potentially risky emerging
                       market currencies by employing a fundamental economic
                       analysis and internally developed models.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  CCC-   Caa3        C       P-3         LC-3            B

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the composite index of 60% JP Morgan
                       Emerging Local Markets Index Plus and 40% JP Morgan
                       Emerging Markets Bond Index Plus.

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in debt securities from bond markets in
                       emerging countries denominated in local currencies or
                       currencies of OECD countries.  The Portfolio will
                       maintain investments in debt securities of issuers from
                       at least three different countries including the U.S.
                       For temporary defensive purposes, 100% of the
                       Portfolio's total assets may be invested in U.S.
                       Government securities, cash or cash equivalent
                       securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL     o Brady Bonds
         INVESTMENTS:  o Indexed Notes, Currency Exchange-Related Securities
         (See pages 32   and Similar Securities
         -38 of this   o Foreign Instruments
         Prospectus    o Illiquid Securities
         for a more
         detailed
         description
         of allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks.  These
(See page 13 of        include:
this Prospectus        o Correlation    o Hedging risk    o Market risk
for a more               risk
detailed               o Credit risk    o Interest rate   o Non-diversification
description                                risk            risk
of each risk.)         o Currency risk  o Leverage risk   o Prepayment risk
                       o Futures risk   o Liquidity risk

-------------------------------------------------------------------------------
         NOTE:         Emerging markets bonds are issued by countries which may
         SPECIAL       have relatively unstable governments, may be highly
         RISKS         vulnerable to changes in local or global trade
                       conditions, and/or may suffer from volatile debt burdens
                       or inflation rates.  As a result, the risk of default is
                       higher on these instruments than it would be on an
                       investment grade bond.  Such bonds pay higher yields to
                       compensate for their greater risk.

-------------------------------------------------------------------------------

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                                       9

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          GLOBAL HIGH YIELD PORTFOLIO

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of total return as may be
OBJECTIVE:             consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              Once it commences investment activity, the Portfolio
INVESTMENT             will primarily invest in high yield debt securities.
STRATEGIES:            High yield bonds (also referred to as  "junk bonds")
                       have a rating of BB or lower and pay a higher yield to
                       compensate for its greater risk.  The performance
                       objective of the Portfolio is to outperform the Salomon
                       Smith Barney All BB and B Rated Issues Index.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  CCC-   Caa3        C       P-3         LC-3            B

-------------------------------------------------------------------------------

         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the Salomon Smith Barney All BB & B
                       Rated Issues Index.

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in high yield debt securities from worldwide
                       bond markets denominated in both U.S. dollars and
                       foreign currencies.  Portfolio will maintain investments
                       in debt securities of issuers from at least three
                       different countries including the U.S.  At least 35% of
                       the Portfolio's total assets will be invested in debt
                       securities from jurisdictions outside the U.S.  For
                       temporary defensive purposes, 100% of the Portfolio's
                       total assets may be invested in U.S. Government
                       securities, cash or cash equivalent securities.  The
                       Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL      o Corporate Debt Instruments
         INVESTMENTS:   o Brady Bonds
         (See pages 32  o Foreign Instruments
         -38 of this    o Indexed Notes, Currency Exchange-Related Securities
         Prospectus       and Similar Securities
         for a more     o Illiquid Securities
         detailed
         description of
         allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:        A loss of money could occur due to certain risks.
(See page 13 of         These include:
this Prospectus         o Correlation   o Hedging risk    o Market risk
for a more detailed       risk
description of each     o Credit risk   o Interest rate   o Non-diversification
of each risk.)                            risk              risk
                        o Currency risk o Leverage risk   o Prepayment risk
                        o Futures risk  o Liquidity risk

-------------------------------------------------------------------------------
         NOTE: SPECIAL  Also known as junk bonds, high yield bonds are issued
         RISKS          by corporations who either do not have long track
                        records of sales and earnings, or by those who possess
                        questionable credit strength.  As a result, the risk of
                        default is higher on these instruments than it would be
                        on an investment grade bond.  High yield bonds have
                        ratings of BB or lower and pay s to compensate for
                        their greater risk.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


           THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

                                      10

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-------------------------------------------------------------------------------

                          INFLATION-INDEXED PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of return in excess of inflation
OBJECTIVE:             as may be consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              The Portfolio primarily invests in securities with a
INVESTMENT             coupon rate and/or principal amount, linked to the
STRATEGIES:            inflation rate from worldwide bond markets, denominated
                       in both U.S. dollars and foreign currencies.  The
                       performance objective of the Portfolio is to outperform
                       the Lehman Brothers Global Real Index.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the Lehman Brothers Global Real
                       Index.

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in inflation indexed securities. The Portfolio
                       is not required to invest any minimum percentage of its
                       assets in debt securities of issuers located outside the
                       U.S. nor in any minimum number of countries or
                       currencies.  For temporary defensive purposes, 100% of
                       the Portfolio's total assets may be invested in U.S.
                       Government securities, cash or cash equivalent
                       securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL     o Foreign Instruments
         INVESTMENTS:  o Inflation-Indexed Securities
         (See pages 32 o U.S. Government and Agency Securities
         -38 of this
         Prospectus
         for a more
         detailed
         description
         of allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks.  These
(See page 13 of        include:
this Prospectus        o Correlation    o Hedging risk   o Market risk
for a more               risk           o Interest rate  o Non-diversification
detailed               o Credit risk      risk             risk
description            o Currency risk  o Leverage risk
of each risk.)         o Futures risk   o Liquidity risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


              PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       INFLATION-INDEXED HEDGED PORTFOLIO

-------------------------------------------------------------------------------
INVESTMENT             To attain a high level of return in excess of inflation
OBJECTIVE:             as may be consistent with the preservation of capital.

-------------------------------------------------------------------------------
PRINCIPAL              Once it commences investment activity, the Portfolio
INVESTMENT             will primarily invest in securities with a coupon rate
STRATEGIES:            and/or principal amount, linked to the inflation rate
                       from worldwide bond markets, denominated in both U.S.
                       dollars and foreign currencies.  The Portfolio will also
                       actively utilize currency-hedging techniques.  The
                       performance objective of the Portfolio is to outperform
                       the Lehman Brothers Global Real Index.

-------------------------------------------------------------------------------
         MINIMUM                     S&P   Moody's                    AVERAGE
         QUALITY                   (Short  (Short                     PORTFOLIO
         RATING:  S&P:  Moody's:   Term):  Term):      Thompson:      ---------
                  ----  --------   ------  -------     ---------      QUALITY:
                                                                      --------
                  BBB-   BAA3       A-2      P-2           B           AA (Aa)

-------------------------------------------------------------------------------
         DURATION:     The Portfolio's average U.S. dollar-weighted duration
                       generally will not exceed one year, plus or minus the
                       average duration of the Lehman Brothers Global Real
                       Index.

-------------------------------------------------------------------------------
         INVESTMENT    At least 65% of the Portfolio's total assets must be
         POLICIES:     invested in inflation indexed securities.  As a
                       fundamental policy, the Portfolio will attempt to hedge
                       at least 65% of its total assets.  The Portfolio is not
                       required to invest any minimum percentage of its assets
                       in debt securities of issuers located outside the U.S.
                       nor in any minimum number of countries or currencies.
                       For temporary defensive purposes, 100% of the
                       Portfolio's total assets may be invested in U.S.
                       Government securities, cash or cash equivalent
                       securities.  The Portfolio is non-diversified.

-------------------------------------------------------------------------------
         PRINCIPAL     o Foreign Instruments
         INVESTMENTS:  o Inflation-Indexed Securities
         (See pages    o Illiquid Securities
         32-38 of      o Indexed Notes, Currency Exchange-Related Securities
         this            and Similar Securities
         Prospectus    o U.S. Government and Agency Securities
         for a more
         detailed
         description
         of allowable
         investments.)

-------------------------------------------------------------------------------
PRINCIPAL RISKS:       A loss of money could occur due to certain risks.  These
(See page 13 of        include:
this Prospectus        o Correlation  o Hedging risk      o Market risk
for a more               risk         o Interest rate     o Non-diversification
detailed               o Credit risk    risk                risk
description            o Currency     o Leverage risk
of each risk.)           risk         o Liquidity risk
                       o Futures risk

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


           THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY.

                          PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose on an investment or that it will not earn as much as you expect. Thus, the greater the risk, the greater the possibility of losing money.

All of the Global and International Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Investments in the Global and International Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio will be indicated in the individual portfolio descriptions in this prospectus.



CORRELATION  A Portfolio may experience changes in value as between the
RISK: securities held and the value of a particular derivative instrument.

CREDIT       The risk that a security's issuer or a counterparty to a contract
RISK:        will default or not be able to honor a financial obligation.

CURRENCY     Fluctuations in exchange rates between the U.S. dollar and foreign
RISK:        currencies may negatively affect an investment.  When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

FUTURES      The primary risks inherent in the use of futures depend on the
RISK:        Investment Adviser's ability to anticipate correctly movements in the direction of interest rates, securities prices, and currency markets and the imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged.

HEDGING      Hedging is commonly used as a buffer against a perceived
RISK:        investment risk.  While it can reduce or eliminate losses, it can also reduce or eliminate gains if the hedged investment increases in value.

INTEREST     A Portfolio may be influenced by interest rate changes that
RATE RISK:   generally have an inverse relationship to corresponding market values.  Thus, as interest rates increase, the value of bonds already issued, decrease.



LEVERAGE     Derivatives may include elements of leverage, which can cause
RISK:        greater fluctuations in a Portfolio's net asset value.



LIQUIDITY    Certain securities may be difficult or impossible to sell at
RISK:        favorable prices.

MARKET       The market value of a security may increase or decrease over time.
RISK:        Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time.  Market risk may affect a single issuer, entire industry or the market as a whole.

NON-         A Portfolio is diversified when it spreads investment risk by
DIVERSIFI-   placing assets in several investment categories.  A non-
CATION       diversified Portfolio concentrates its assets in a less diverse
RISK:        spectrum of securities.  Non-diversification can intensify risk should a particular investment category suffer from adverse market conditions.



PREPAYMENT   A Portfolio may invest in mortgage-backed and other asset-backed
RISK:        securities.  Such securities carry risks of faster or slower than expected prepayment of principal, which affect the duration and return of the security.




                            POTENTIAL YEAR 2000 RISK

Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be affected adversely if the computer systems used by the Investment Advisor, Administrator and/or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem" ("Y2K"). The Investment Advisor and Administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to their computer systems and in obtaining reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Y2K problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


                       RISK/RETURN BAR CHARTS AND TABLES


The charts and tables provided below give some indication of past performance of those Portfolios that have commenced investment activity. These charts and tables illustrate the changes in each Portfolio's yearly performance and show how each Portfolio's average returns for 1, 5 and 10 years compare with a selected index. Please be aware past performance is not necessarily an indication of how the Fund will perform in the future.


                       GLOBAL TACTICAL EXPOSURE PORTFOLIO

                                   BAR GRAPH



Year            1995           1996              1997               1998

                3.80%          3.18%             8.77%              8.20%




During the 4-year period shown in the Global Tactical Exposure Portfolio's bar chart, the highest quarterly return was 4.260% (quarter ending 12/31/95) and the lowest quarterly return was -0.408% (quarter ending 3/31/96).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                              WORLDWIDE PORTFOLIO

                                   BAR GRAPH



Year        1993           1994       1995      1996         1997       1998

            15.86%         -2.25%     12.60%    5.77%        2.93%       15.58%




During the 6-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.854% (quarter ending 9/30/98) and the lowest quarterly return was -3.749% (quarter ending 3/31/94).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           WORLDWIDE HEDGED PORTFOLIO

                                   BAR GRAPH



Year       1993        1994      1995       1996            1997       1998

           12.89%      7.84%     11.00%     10.03%          12.60%     11.53%




During the 6-year period shown in the Worldwide Hedged Portfolio's bar chart, the highest quarterly return was 10.461% (quarter ending 9/30/94) and the lowest quarterly return was -3.982% (quarter ending 3/31/94).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                            INTERNATIONAL PORTFOLIO

                                   BAR GRAPH



Year                   -0.43%         18.35%




During the 2-year period shown in the International Portfolio's bar chart, the highest quarterly return was 10.424% (quarter ending 9/30/98) and the lowest quarterly return was -5.281% (quarter ending 3/31/97).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.

                           EMERGING MARKETS PORTFOLIO

                                   BAR GRAPH



One Year                12/31/98

                        -10.50%




During the 1-year period shown in the Emerging Markets Portfolio's bar chart, the highest quarterly return was 18.471% (quarter ending 12/31/98) and the lowest quarterly return was -23.471% (quarter ending 9/30/98).



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE.



-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS      PAST 1 YEAR    PAST 5 YEARS  SINCE INCEPTION*
(FOR THE PERIODS ENDING
DECEMBER 31, 1998)
-------------------------------------------------------------------------------
Global Tactical Exposure
Portfolio                               8.20%             N/A             7.27%
-------------------------------------------------------------------------------
 JP Morgan 3 Month Eurodeposit Index    5.82%             N/A             5.90%
-------------------------------------------------------------------------------
Worldwide Portfolio                    15.58%           6.72%             8.77%
-------------------------------------------------------------------------------
 JP Morgan Global Government Bond
 Index (Unhedged)                      15.30%           8.07%             8.87%
-------------------------------------------------------------------------------
Worldwide Hedged Portfolio             11.53%          10.58%            10.83%
-------------------------------------------------------------------------------
 JP Morgan Global Government
 Bond Index (Hedged)                   11.42%           7.65%             8.40%
-------------------------------------------------------------------------------
International Portfolio                18.35%             N/A             9.03%
-------------------------------------------------------------------------------
 JP Morgan Global Government
 Bond Index (Non-US Unhedged)          18.30%             N/A             7.75%
-------------------------------------------------------------------------------
Emerging Markets Portfolio            -10.50%             N/A            -8.49%
-------------------------------------------------------------------------------
 Constructed Benchmark
 (Consisting of 60% JP Morgan
 Emerging Local Markets Index
 Plus and 40% JP Morgan Emerging
 Markets Bond Index Plus)               8.97%             N/A             2.20%
-------------------------------------------------------------------------------


*Portfolio Inception Dates:
1. Global Tactical Exposure Portfolio: 3/25/93. The Portfolio was fully liquidated on 12/30/94, and recommenced operations on September 14, 1995.
2. Worldwide Portfolio:  4/15/92
3. Worldwide Hedged Portfolio:  5/19/92
4. International Portfolio:  5/9/96
5. Emerging Markets Portfolio:  8/12/97



** Information for the Portfolios that have not commenced investment activity is not available.



                                   FEE TABLE

Fees and Expenses of the Portfolios. This Table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.



-------------------------------------------------------------------------------
Shareholder    Global    Worldwide   Worldwide-  International  International
Transaction    Tactical  (2)         Hedged (3)  (4)            Opportunities
Expenses       Exposure                                         (5)
(Fees Paid     (1)
Directly
By You)
-------------------------------------------------------------------------------
Redemption     None      None        None        None           None
Fees
-------------------------------------------------------------------------------
Exchange Fees  None      None        None        None           None
-------------------------------------------------------------------------------
Contingent
Deferred
Sales Load     None      None        None        None           None
-------------------------------------------------------------------------------
Sales Load on
Reinvestment
Dividends      None      None        None        None           None
-------------------------------------------------------------------------------
Sales Load
on Purchases   None      None        None        None           None
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (FEES PAID
FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management
Fees           0.40%     0.40%       0.40%       0.40%          0.40%
-------------------------------------------------------------------------------
Distribution
Fees (12b-1)   None      None        None        None           None
-------------------------------------------------------------------------------
Shareholder
Services Fees  None      None        None        None           None
-------------------------------------------------------------------------------
Other
Expenses       0.17%     0.21%       0.18%       0.23%          0.49%
-------------------------------------------------------------------------------
Total Annual
Fund
Operating
Expenses       0.57%     0.61%       0.58%       0.63%          0.89%
-------------------------------------------------------------------------------


(1) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.27%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(2) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.01%. All operating expenses exceeding caps and voluntary waiver of fees will be paid by the Investment Adviser. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(3) Before January 21, 2000, the Investment Adviser had voluntarily agreed to cap the Net Operating Expenses at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. On January 21, 2000, shareholders approved amendments to the Advisory Agreement eliminating the 0.60% contractual expense cap. Beginning January 21, 2000, the Investment Adviser voluntarily agreed to cap the Portfolio's total operating expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. This voluntary expense cap may be terminated or changed at any time by the Investment Adviser, although the Investment Adviser has no current intention of doing so. All operating expenses exceeding the voluntary expense cap will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.13%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.



(4) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. For the fiscal year ended 12/31/98, the Investment Adviser waived fees in the amount of 0.03%. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(5) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers or reimbursements should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                             (FEE TABLE CONTINUED)



-------------------------------------------------------------------------------
Shareholder      International  Emerging  Global High  Inflation- Inflation-
Transaction      Corporate (6)  Markets   Yield (8)    Indexed    Indexed
Expenses (Fees                  (7)                    (9)        Hedged (10)
Paid Directly
By You)
-------------------------------------------------------------------------------
Redemption Fees  None           None      None         None       None
-------------------------------------------------------------------------------
Exchange Fees    None           None      None         None       None
-------------------------------------------------------------------------------
Contingent       None           None      None         None       None
Deferred
Sales Load
-------------------------------------------------------------------------------
Sales Load on    None           None      None         None       None
Reinvestment
Dividends
-------------------------------------------------------------------------------
Sales Load on    None           None      None         None       None
Purchases
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (FEES PAID
FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees  0.10%          0.75%     0.50%        0.40%      0.40%
-------------------------------------------------------------------------------
Distribution     None           None      None         None       None
Fees (12b-1)
-------------------------------------------------------------------------------
Shareholder      None           None      None         None       None
Services Fees
-------------------------------------------------------------------------------
Other Expenses   0.20%          0.25%     0.20%        0.15%      0.20%
-------------------------------------------------------------------------------
Total Annual
Fund Operating
Expenses         0.30%          1.00%     0.70%        0.55%      0.60%
-------------------------------------------------------------------------------


(6) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.30% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(7) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 1.00% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(8) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.70% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(9) The Investment Adviser has voluntarily agreed to cap the Total Annual Fund Operating Expenses at 0.35% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will pay all operating expenses that exceed the voluntary waiver of fees. Effective December 29, 1999, and until further notice, the Investment Adviser has voluntarily agreed to lower its Management Fee to 0.20% from 0.40% (on an annualized basis) and cap Other Expenses at 0.15% (on an annualized basis). The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

(10) The Investment Adviser has voluntarily agreed to cap the Net Operating Expenses at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the voluntary waiver of fees will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period waivers should expenses fall below the cap. Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets.

                             EXPENSES FEE TABLE

As an investor, you pay certain fees and expenses in connection with the Portfolios, as described in the tables above. This table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds by presenting the fees and expenses that you may pay if you purchase and hold shares of the Fund. The yearly numbers below are hypothetical expenses per $10,000 investment assuming a 5% annual return. Because this example is hypothetical and for comparison purposes only, your actual costs will be different.



-------------------------------------------------------------------------------
PORTFOLIO NAME           1 YEAR         3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Global Tactical          $58            $183
Exposure*
-------------------------------------------------------------------------------
Worldwide                $62            $195           $340           $762
-------------------------------------------------------------------------------
Worldwide Hedged         $59            $186           $324           $726
-------------------------------------------------------------------------------
International            $64            $202           $351           $786
-------------------------------------------------------------------------------
International            $91            $284           $493           $1,096
Opportunities
-------------------------------------------------------------------------------
International Corporate* $31            $97
-------------------------------------------------------------------------------
Emerging Markets         $102           $318           $552           $1,225
-------------------------------------------------------------------------------
Global High Yield*       $72            $224
-------------------------------------------------------------------------------
Inflation Indexed*       $56            $176
-------------------------------------------------------------------------------
Inflation Indexed        $61            $192
Hedged*
-------------------------------------------------------------------------------


    * Portfolio has not commenced investment operations, therefore only fees for one and three years are represented.

                                FUND MANAGEMENT

                              BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."


                              INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The Investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $30 billion in assets for numerous fixed-income Portfolios. The Investment Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                            INVESTMENT SUB-ADVISER



Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is an U.S.-registered investment adviser and currently manages approximately $7.5 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.



                              PORTFOLIO MANAGERS

LIAQUAT AHAMED, MANAGING DIRECTOR OF THE GLOBAL AND INTERNATIONAL PORTFOLIOS. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.



SIMON LUE-FONG, PORTFOLIO MANAGER, joined FFTW in 1994. After focusing on European interest rates for fourt years, Simon is now the portfolio manager of FFTW's Emerging Markets Portfolio and is one of three portfolio managers responsible for foreign exchange positions in major economies. Mr. Lue-Fong has a B.A. in Finance from Bournemouth University where he specialized in portfolio management.

ADNAN AKANT, MANAGING DIRECTOR. Mr. Akant joined FFTW in 1984, after six years with the World Bank, where he served as a project financial analyst in Europe and the Middle East, and joined the treasurer's staff as an investment officer. At World Bank, Mr. Akant served as a member of the investment department where he was responsible for investment and trading of each of the major sectors of the bank's actively managed liquidity portfolio. He was also a member of the investment strategy committee and shared responsibility for formulating and implementing the bank's trading and investment strategy. Mr. Akant was later promoted to senior investment officer, and was the division's deputy in charge of the U.S.

dollar portfolio. Mr. Akant holds a Ph.D. in systems science, an MS in finance and international management, an Engineer's degree, an MS in electrical engineering and a BS in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant also taught graduate and undergraduate level courses as a teaching assistant. Mr. Akant is a member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta Pi, and Eta Kappa Nu honor societies.

SIMON  G.  HARD,   GENERAL  MANAGER  OF  THE  SUB-ADVISER  OF  THE  GLOBAL  AND
INTERNATIONAL PORTFOLIOS. Mr. Hard joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an MA in modern history from Lincoln College, Oxford University and a Mphil in the history and philosophy of science from Wolfson College, Cambridge University.



                            SHAREHOLDER INFORMATION

                                   PURCHASES

Portfolio shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment in any Portfolio, if shares are purchased directly from the Fund, is $100,000; such minimum may be waived at the discretion of the Investment Adviser or Investors Capital Services, Inc. a branch office of AMT Capital Securities LLC. Subsequent investments or redemptions may be of any amount. Initial investments, if obtained through a broker or agent may be for amounts lower than $100,000. There are no loads nor 12b-1 fees imposed by the Fund. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, Monday through Friday, with the exception of the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.


                              WIRING INSTRUCTIONS

To:             Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:     011-0010438
Account Name:   AMT Capital Securities, LLC - Purchase Account
Account Number: 933333333
Reference:      (Indicate Portfolio name)

                              TO PURCHASE SHARES
                              ------------------





-------------------------------------------------------------------------------
PORTFOLIO    WHEN NET      WHEN & HOW      PROCEDURE FOR  RESULT OF LATE
NAME         ASSET         SHARES MAY      SAME DAY       NOTIFICATION OR DELAY
             VALUE IS      BE              PURCHASES      IN RECEIPT OF FUNDS
             DETERMINED    PURCHASED
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
o EMERGING   Last          o Last          o Purchasers   Trade not effective
  MARKETS    Business        Business        must call    on a given day:
o GLOBAL     Day of each     Day of each     Investors    o If the Fund is
  HIGH       month or on     month or any    Capital at     notified after 4:00
  YIELD      any other       other           (800) 762-     pm EST and the wire
o GLOBAL     Business        Business Days   4848 [or       is received after
  TACTICAL   Days            approved by     (212) 332-     4:00 pm EST.
  EXPOSURE   approved by     the Invest-     5211 if
             the             ment            within the   When notice is given
             Investment      Adviser.        City of      before 4:00 EST and
             Adviser.      o Submitted       New York]    the wire is received
                             orders must     or IBT at    after 4:00 EST, the
                             include a       (617) 330-   trade will be effec-
                             completed       6000 prior   tive on the day the
                             account         to 4:00 pm   wire is received
                             application     EST to in-
                           o Federal funds   form the     Trade effective on
                             must be wired   Fund of the  next business day:
                             to AMT          incoming     o If wire is received
                             Capital's       wire trans-    after 4:00 pm EST
                             "Fund           fer.           and no notice is
                             Purchase      o Purchasers     given.
                             Account" at     must indi-
                             IBT             cate which
                                             Portfolio is
                                             to be pur-
                                             chased.
                                           o If Federal
                                             funds are
                                             received by
                                             the Fund
                                             that day,
                                             the order
                                             will be
                                             effective
                                             that day.

-------------------------------------------------------------------------------
o WORLDWIDE- All           o Any Business  o Purchasers   Trade not effective
  HEDGED     Business        Day             must call    on a given day:
o INTER-     Days          o Submitted       Investors    o If the Fund is
  NATIONAL                   orders must     Capital at     notified after 4:00
o INTER-                     include a       (800) 762-     pm EST and the wire
  NATIONAL                   completed       4848 [or       is received after
  OPPORTUN-                  account         (212) 332-     4:00 pm EST.
  ITIES                      application     5211 if within
o INTER-                   o Federal funds   the City of  Trade effective on
  NATIONAL                   must be wired   New York]    day when wire is
  CORPORATE                  to AMT          or IBT at    received:
o INFLATION-                 Capital's       (617) 330-   o If notice is given
  INDEXED                    "Fund           6000 prior     before 4:00 pm EST
o INFLATION-                 Purchase        to 4:00 pm     and the wire is
  INDEXED                    Account at      EST to in-     received after 4:00
  HEDGED                     IBT             form the       pm EST.
                                             Fund of the
                                             incoming     Trade effective on
                                             wire trans-  next business day:
                                             fer.         o If wire is received
                                           o Purchasers     after 4:00 pm EST
                                             must indi-     and no notice is
                                             cate which     given.
                                             Portfolio
                                             is to be
                                             purchased.
                                           o If Federal
                                             funds are
                                             received by
                                             the Fund
                                             that day,
                                             the order
                                             will be
                                             effective
                                             that day.

-------------------------------------------------------------------------------




                                  REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads nor 12b-1 fees imposed by the Fund. No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Fund's Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder designates an authorized agent on the Account Application, he may change his authorized agent or the account designated to receive redemption proceeds at any time. Such changes must be made in writing and sent to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                               TO REDEEM SHARES
                               ----------------



-------------------------------------------------------------------------------
1. SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
a. The dollar or share amount to be redeemed;
b. The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account
   Application Form);
c. The name of the shareholder; and
d. The shareholder's account number
2. SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 OR INVESTORS
   CAPITAL SERVICES AT (800) 762-4848 TO REQUEST A REDEMPTION.
3. IN THE CASE OF FOREIGN EXCHANGES, A PORTFOLIO'S NAV MAY CHANGE WHEN
   SHAREHOLDERS CANNOT BUY OR SELL SHARES.
-------------------------------------------------------------------------------
PORTFOLIO NAME      WHEN REDEMPTION EFFECTIVE     RESULT OF LATE NOTIFICATION
                                                  OF REDEMPTION
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
o Global Tactical   If notice is received by      If notice is received by the
  Exposure          the Transfer Agent by         Transfer Agent on a non-
o Worldwide         4:00 pm EST on any            business day or after 4:00
o Worldwide-        Business Day, the             pm. EST time, the redemption
  Hedged            redemption will be            notice will be deemed
o International     effective and payment         received as of the next
o International     will be made within           Business Day.
  Opportunities     seven calendar days, but
o International     generally two business
  Corporate         days following receipt of
o Emerging          such notice.  Price of
  Markets           shares is based on the
o Global High       next calculation of the
  Yield             NAV after the order is
o Inflation-        placed.
  Indexed
o Inflation-
  Indexed
  Hedged


-------------------------------------------------------------------------------


                          PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Fund's Accounting Agent as of 4:00 pm EST on each Business Day for each Portfolio.
1. For all Portfolios other than Emerging Markets, Global High Yield and Global Tactical Exposure, net asset value is calculated by the Fund's Accounting Agent as of 4:00 pm. EST on each Business Day.
2. Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios' net asset values are calculated by the Fund's Accounting Agent as of 4:00 pm EST on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

                                   DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios will be declared payable to the respective shareholders of record as of the last Business Day of each month.

                                 VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                              TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

FEDERAL INCOME TAXES  Each Portfolio will distribute all of its taxable income
--------------------
by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.



A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding for the shares. An exchange of shares may be treated as a sale.



As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who:
1.  fail to provide the Fund with a correct taxpayer identification number, or
2.  fail to make required certifications, or
3. have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL  TAXES
---------------------
A  Portfolio  may be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


                          DISTRIBUTION OF FUND SHARES



Shares of the Fund are distributed by AMT Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                            INVESTMENT INFORMATION

             ALLOWABLE INVESTMENT STRATEGIES AND ASSOCIATED RISKS





-------------------------------------------------------------------------------
                Global    World-  World-  Inter-    Inter-    Inter-   Emerging
                Tactical  wide    wide    national  national  national Markets
                Exposure          Hedged            Oppor-    Corp-
                                                    tunities  orate
-------------------------------------------------------------------------------
Dollar Roll        o        o       o        o        o         o         o
Transactions

-------------------------------------------------------------------------------
Duration           o        o       o        o        o         o         o
Management

-------------------------------------------------------------------------------
Hedging            o        o       o        o        o         o         o

-------------------------------------------------------------------------------
Short Sales        o        o       o        o        o         o         o
Transactions

-------------------------------------------------------------------------------
TBA Transactions   o        o       o        o        o         o         o

-------------------------------------------------------------------------------
When Issued &      o        o       o        o        o         o         o
Forward
Commitment
Securities

-------------------------------------------------------------------------------


---------------------------------------------------
                Global    Inflation  Inflation
                High      Indexed    Indexed
                Yield                Hedged
---------------------------------------------------
Dollar Roll       o          o         o
Transactions

---------------------------------------------------
Duration          o          o         o
Management

---------------------------------------------------
Hedging           o          o         o

---------------------------------------------------
Short Sales       o          o         o
Transactions

---------------------------------------------------
TBA Transactions  o          o         o

---------------------------------------------------
When Issued &     o          o         o
Forward
Commitment
Securities

---------------------------------------------------




DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:
a. the bond's yield,
b. coupon interest payments,
c. final maturity,
d. call features, and
e. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

     RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

HEDGING
-------
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a. engaging in swaps;              d. purchasing and selling futures contracts;
b. purchasing and selling caps,       and
   floors and collars;             e. purchasing and selling options.
c. purchasing or selling
   forward exchange contracts;

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.  the securities,
     2.  the foreign currency subject to the futures,
     3.  the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment Adviser.



     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, the Portfolio will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on an U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.



a.  SWAPS
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.  CAPS, FLOORS AND COLLARS
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.

The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c.  FORWARD FOREIGN EXCHANGE CONTRACTS
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.

e.  OPTIONS CONTRACTS
An option is a contractual right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


SHORT SALES
-----------
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.



     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.



TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value


WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
---------------------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


                  ALLOWABLE INVESTMENTS AND ASSOCIATED RISKS



-------------------------------------------------------------------------------
                Global    World-  World-  Inter-    Inter-    Inter-   Emerging
                Tactical  wide    wide    national  national  national Markets
                Exposure          Hedged            Oppor-    Corp-
                                                    tunities  orate
-------------------------------------------------------------------------------
Asset-Backed       o        o       o        o        o         o         o
Securities

-------------------------------------------------------------------------------
Bank               o        o       o        o        o         o         o
Obligations

-------------------------------------------------------------------------------
Brady Bonds        o        o       o        o        o         o         o

-------------------------------------------------------------------------------
Convertibles                                                    o         o
Securities

-------------------------------------------------------------------------------
Corporate Debt     o        o       o        o        o         o         o
Instruments

-------------------------------------------------------------------------------
Foreign            o        o       o        o        o         o         o
Instruments

-------------------------------------------------------------------------------
Illiquid           o        o       o        o        o         o         o
Securities

-------------------------------------------------------------------------------
Indexed Notes,     o        o       o        o        o         o         o
Currency
Exchange-Related
Securities and
Similar
Securities

-------------------------------------------------------------------------------
Inflation-         o        o       o        o        o         o         o
Indexed
Securities

-------------------------------------------------------------------------------
Investment         o        o       o        o        o         o         o
Companies

-------------------------------------------------------------------------------
Mortgage-Backed    o        o       o        o        o         o         o
Securities

-------------------------------------------------------------------------------
Multi-National     o        o       o        o        o         o         o
Currency Unit
Securities or
More Than One
Currency
Denomination

-------------------------------------------------------------------------------
Repurchase and     o        o       o        o        o         o         o
Reverse
Repurchase
Agreements

-------------------------------------------------------------------------------
Stripped           o        o       o        o        o         o         o
Instruments

-------------------------------------------------------------------------------
Total Return       o        o       o        o        o         o         o
Swaps

-------------------------------------------------------------------------------
U.S.               o        o       o        o        o         o         o
Government and
Agency
Securities

-------------------------------------------------------------------------------
Warrants                                                                  o

-------------------------------------------------------------------------------
Zero Coupon        o        o       o        o        o         o         o
Securities

-------------------------------------------------------------------------------



---------------------------------------------------
                Global    Inflation  Inflation
                High      Indexed    Indexed
                Yield                Hedged
---------------------------------------------------
Asset-Backed      o          o         o
Securities

---------------------------------------------------
Bank              o          o         o
Obligations

---------------------------------------------------
Brady Bonds       o          o         o

---------------------------------------------------
Convertibles      o
Securities

---------------------------------------------------
Corporate Debt    o          o         o
Instruments

---------------------------------------------------
Foreign           o          o         o
Instruments

---------------------------------------------------
Illiquid          o          o         o
Securities

---------------------------------------------------
Indexed Notes,    o          o         o
Currency
Exchange-Related
Securities and
Similar
Securities

---------------------------------------------------
Inflation-        o          o         o
Indexed
Securities

---------------------------------------------------
Investment        o          o         o
Companies

---------------------------------------------------
Mortgage-         o          o         o
Backed
Securities

---------------------------------------------------
Multi-National    o          o         o
Currency Unit
Securities or
More Than One
Currency
Denomination

---------------------------------------------------
Repurchase and    o          o         o
Reverse
Repurchase
Agreements

---------------------------------------------------
Stripped          o          o         o
Instruments

---------------------------------------------------
Total Return      o          o         o
Swaps

---------------------------------------------------
U.S.              o          o         o
Government
and Agency
Securities

---------------------------------------------------
Warrants          o

---------------------------------------------------
Zero Coupon       o          o         o
Securities

---------------------------------------------------


ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:
a. motor  vehicle  installment  sale contracts,
b. other installment sale contracts,
c. leases of various types of real and personal  property,  and

d.  receivables from revolving credit (credit card) agreements.

     RISKS: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank-issued securities. These instruments include, but are not limited to:
a.  Time Deposits,       e. Deposit Notes,           h. Variable Rate Notes,
b.  Certificates of      f. Eurodollar Time          i. Loan Participations,
    Deposit,                deposits,                j. Variable Amount Master
c.  Bankers'             g. Eurodollar Certificates     Demand Notes,
    Acceptances,            of Deposit,              k. Yankee CDs, and
d.  Bank Notes,                                      l. Custodial Receipts


     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
----------------------
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

FOREIGN INSTRUMENTS
-------------------

a.  FOREIGN SECURITIES
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES These securities include debt obligations issued or guaranteed by a foreign government or it's subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment returns.

c.   EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:
     a.  Relatively unstable governments;    d. restrictions on foreign
     b.  present the risk of sudden             ownership;
         adverse government  action;         e. prohibitions of repatriation of
     c.  nationalization of businesses;         assets; or
                                             f. less protection of property
                                                rights than more developed
                                                countries

     The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:
1.  securities with legal or contractual restrictions on resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.  securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets (10% in the case of Money Market Portfolios), it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of 1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:
1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,
2. Closed end funds: these funds have a fixed number of outstanding shares that are traded on an exchange.

The Portfolios will not invest in any Funds classified as "Load Funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company.

A Portfolio may invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee.

     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:
1.  Mortgage-pass through securities issued by
    a.  the Government National Mortgage Association (Ginnie Mae),
    b.  the Federal National Mortgage Association (Fannie Mae),
    c.  the Federal Home Loan Mortgage Corporation (Freddie Mac),
    d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and
3.  Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
---------------------
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:
a.  Municipal Bond Strips
b.  Treasury Strips
c.  Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TOTAL RETURN SWAPS
------------------
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
---------------------------------------------------------------------------
FEDERAL AGENCIES
----------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.  U.S. Treasury Department,
     b.  Farmer's Home Administration,
     c.  Federal Home Loan Mortgage Corporation,
     d.  Federal National Mortgage Association,
     e.  Student Loan Marketing Association, and
     f.  Government National Mortgage Association.

     RISKS: Investing in securities backed by the full faith and credit of the U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
--------
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                       SUPPLEMENTAL INVESTMENT POLICIES

ALL OF THE GLOBAL AND INTERNATIONAL PORTFOLIOS
These Portfolios may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

WORLDWIDE AND WORLDWIDE-HEDGED PORTFOLIOS
These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to the agreement.

                              PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


                          FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand the Portfolios' financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. The "Total Return on Investment" indicates how much an investment in each respective Portfolio would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by Ernst & Young, LLP. You will find the auditor's report and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.



-------------------------------------------------------------------------------
            GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
            -------------------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING   Year       Year       Year       Year       Year
THROUGHOUT THE PERIOD     Ended      Ended      Ended      Ended      Ended
                        12/31/98   12/31/97   12/31/96   12/31/95   12/31/94

Net asset value at
beginning of period    10.05      9.80       10.19      10.00***   10.39
-------------------------------------------------------------------------------
Net investment income  0.52****   0.41       0.47       0.19       0.20
Net realized and
unrealized gains or
(losses) on investments,
swaps, financial futures,
and options contracts,
and foreign currency-
related transactions    0.28      0.43       (0.15)     0.19       (0.46)
-------------------------------------------------------------------------------
Total investment income 0.80      0.84       0.32       0.38       (0.26)
-------------------------------------------------------------------------------
Distributions from net
investment income       0.53      0.36       0.47       0.19       0.20
Distributions in excess
of net investment       0.00 (c)  0.17       ---        0.00 (c)   ---
income
Distributions from net
 realized gain on
 investments, financial
 futures contracts and
 foreign currency
 related transactions   ---       0.06       0.05       ---        0.50
Distributions in excess
 of net realized gain on
 investments, financial
 futures contracts, and
 foreign currency
 related transactions   0.07      ---        0.09       ---        ---
Distributions from
capital stock in excess
of par value            ---       ---        0.10       ---        ---
-------------------------------------------------------------------------------
Total distributions     0.60      0.59       0.71       0.19       0.70
-------------------------------------------------------------------------------
Net asset value at end
of period               10.25     10.05      9.80       10.19      9.43**
-------------------------------------------------------------------------------
Total return on
investment              8.20%     8.77%      3.18%      3.80% (b)  (2.53%)
Net assets at end of
period in 000's         423,966   283,005    126,645    34,005     ---
Ratio of operating
 expenses to average
 net assets, exclusive
 of interest expense    0.27%     0.42%      0.60%      0.60% (b)  0.57%
 (a)
Ratio of operating
 expenses to average
 net assets, inclusive
 of interest expense    5.54%     0.42%      0.60%      0.60% (b)  0.57%
 (a)
Ratio of net income to
average net assets      5.14%     3.67%      4.65%      6.12% (b)  2.87%
Decrease in above
expense ratios due to
waiver of investment
advisory fees and
reimbursement of other
expenses                0.30%     0.16%      0.06%      0.17% (b)  0.49%
Portfolio turnover rate 766%      712%       784%       764%       1,282%
-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements (b) Annualized (c) Rounds to less than $0.01 ** Represents net asset value per share at 12/30/94. The Portfolio was fully liquidated on 12/30/94 based on this net asset value. *** The Portfolio recommenced operations on 9/14/95. **** Calculation based on average shares outstanding.




-------------------------------------------------------------------------------
                   WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                   ----------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING   Year       Year       Year       Year       Year
THROUGHOUT THE PERIOD     Ended      Ended      Ended      Ended      Ended
                        12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
-------------------------------------------------------------------------------
Net asset value at
beginning of period    9.42       9.64       9.83       9.27       10.02
-------------------------------------------------------------------------------
Net investment income  0.46       0.49       0.53       0.58       0.50
Net realized and
 unrealized gains or
 (losses) on
 investments,
 financial futures
 and options
 contracts and
 foreign currency-
 related transactions  0.96       (0.22)     0.01       0.56       (0.74)

-------------------------------------------------------------------------------
Total investment
income                 1.42       0.27       0.54       1.14       (0.24)
-------------------------------------------------------------------------------
Distributions from
net investment income  0.46       0.19       0.53       0.30       0.20
Distributions in
excess of net
investment income      ---        0.11       ---        ---        0.01
Distributions from
 net realized gain on
 investments,
 financial futures,
 and options
 contracts and
 foreign currency-
 related transactions  0.10       ---        0.09       ---        ---
Distributions in
 excess of net
 realized gain on
 investments,
 financial futures
 and options
 contracts, and
 foreign currency
 related transactions  ---        ---        ---        ---        ---
Distributions from
capital stock in
excess of par value    ---        0.19       0.11       0.28       0.30
-------------------------------------------------------------------------------
Total distributions    0.56       0.49       0.73       0.58       0.51
-------------------------------------------------------------------------------
Net asset value at
end of period          10.28      9.42       9.64       9.83       9.27
-------------------------------------------------------------------------------
Total return on
investment             15.58%     2.93%      5.77%      12.60%     (2.25%)
Net assets at end
of period in 000's     69,653     82,236     74,939     86,186     53,721
Ratio of operating
 expenses to average
 net assets -
 exclusive of interest
 expense (a)           0.60%      0.60%      0.60%      0.60%      0.60%
Ratio of operating
 expenses to average
 net assets -
 inclusive of interest
 expense (a)           0.60%      0.60%      0.60%      0.60%      0.63%
Ratio of net
investment income to
average net assets
(a)                    4.76%      5.21%      5.52%      6.13%      5.11%
Decrease in above
 expense ratios due
 to waiver of
 investment advisory
 fees and
 reimbursement of
 other expenses        0.01%      0.02%      0.05%      0.30%      0.02%
Portfolio turnover
rate                   668%       713%       1,126%     1,401%     1,479%
-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements




-------------------------------------------------------------------------------
                WORLDWIDE-HEDGED PORTFOLIO FINANCIAL HIGHLIGHTS
                -----------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING   Year       Year       Year       Year       Year
THROUGHOUT THE PERIOD     Ended      Ended      Ended      Ended      Ended
                        12/31/98   12/31/97   12/31/96   12/31/95   12/31/94
-------------------------------------------------------------------------------
Net asset value at
beginning of period    11.23      10.91      10.85      10.41      10.08
-------------------------------------------------------------------------------
Net investment income  0.59       0.53       0.62       0.45       0.34
Net realized and
 unrealized gains or
 (losses) on
 investments,
 financial futures
 and options
 contracts, and
 foreign currency-
 related transactions  0.68       0.80       0.43       0.66       0.43
-------------------------------------------------------------------------------
Total investment
income                 1.27       1.33       1.05       1.11       0.77
-------------------------------------------------------------------------------
Distributions from
net investment income  0.70       0.59       0.62       0.67       0.44
Distributions in
excess of net
investment income      ---        ---        0.37       ---        0.00**
Distributions from
 net realized gain on
 investments,
 financial futures
 and options
 contracts and on
 foreign currency-
 related transactions  0.61       0.42       ---        ---        ---
-------------------------------------------------------------------------------
Total distributions    1.31       1.01       0.99       0.67       0.44
-------------------------------------------------------------------------------
Net asset value at
end of period          11.19      11.23      10.91      10.85      10.41
-------------------------------------------------------------------------------
Total return on
investment             11.53%     12.60%     10.03%     11.00%     7.84%
Net assets at end of
period in 000's        174,805    80,390     30,024     28,255     273
Ratio of operating
 expenses to average
 net assets -
 exclusive of interest
 expense (a)           0.45%      0.45%      0.45%      0.45%      0.60%
Ratio of operating
 expenses to average
 net assets -
 inclusive of interest
 expense (a)           0.45%      0.45%      0.45%      0.45%      0.65%
Ratio of net income
 to average net
 assets (a)            4.85%      5.29%      5.71%      5.84%      4.72%
Decrease in above
 expense ratios due to
 waiver of investment
 advisory fees and
 reimbursement of
 other expenses        0.13%      0.20%      0.24%      0.54%      0.17%
Portfolio turnover
rate                   745%       704%       1,087%     500%       1,622%
-------------------------------------------------------------------------------

(a) Net of waivers and reimbursements ** Rounds to less than $0.01




-------------------------------------------------------------------------------
                 INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                 --------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
    FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED     YEAR ENDED    YEAR ENDED
                                                      12/31/98      12/31/97
-------------------------------------------------------------------------------
Net asset value at beginning of period             9.50          10.20
-------------------------------------------------------------------------------
Net investment income                              0.48          0.50
Net realized and unrealized gains or (losses) on
 investments, financial futures contracts, and
 foreign currency-related transactions             1.21          (0.56)
-------------------------------------------------------------------------------
Total investment income                            1.69          (0.06)
-------------------------------------------------------------------------------
Distributions from net investment income           0.45          0.14
Distributions in excess of net investment income   0.40          ---
Distributions from net realized gain on
 investments, financial futures contracts, and
 foreign currency related transactions             0.66          0.14
Distributions from capital stock in excess of
par value                                          ---           0.36
-------------------------------------------------------------------------------
Total distributions                                1.51          0.64
-------------------------------------------------------------------------------
Net asset value at end of period                   9.68          9.50
-------------------------------------------------------------------------------
Total return on investment                         18.35%        (0.43%)
Net assets at end of period in 000's               81,705        67,653
Ratio of operating expenses to average net assets
 (a)                                               0.60%         0.60%
Ratio of net investment income to average net
 assets (a)                                        4.56%         5.19%
Decrease in above expense ratios due to waiver of
 investment advisory fees                          0.03%         0.10%
Portfolio turnover rate                            1,049%        809%
-------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements  (b) Annualized  (c) Not annualized




-------------------------------------------------------------------------------
          INTERNATIONAL OPPORTUNITIES PORTFOLIO FINANCIAL HIGHLIGHTS
          ----------------------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED           Period from 10/8/98*
                                                            to 12/31/98
-------------------------------------------------------------------------------
Net asset value at beginning of period                 10.00
-------------------------------------------------------------------------------
Net investment income                                  0.09
Net realized and unrealized gains or (losses) on
investments, financial futures contracts, and foreign
currency-related transactions                          --
-------------------------------------------------------------------------------
Total investment income                                0.09
-------------------------------------------------------------------------------
Distributions from net investment income               0.09
Distributions in excess of net realized gain on
 investments, financial futures contracts, and foreign
 currency related transactions                         0.06
-------------------------------------------------------------------------------
Total distributions                                    0.15
-------------------------------------------------------------------------------
Net asset value at end of period                       9.94
-------------------------------------------------------------------------------
Total return on investment                             0.89% (c)
Net assets at end of period in 000's                   $25,576
Ratio of operating expenses to average net assets (a)  0.60% (b)
Ratio of net investment income to average net assets
(a)                                                    3.78% (b)
Decrease in above expense ratios due to waiver of
 investment advisory fees                              0.29% (b)
Portfolio turnover rate                                238%
-------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements  (b) Annualized  (c) Not annualized
*Commencement of operations




-------------------------------------------------------------------------------
                EMERGING MARKETS PORTFOLIO FINANCIAL HIGHLIGHTS
                -----------------------------------------------
                 (IN WHOLE DOLLARS UNLESS OTHERWISE INDICATED)

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          Year Ended 12/31/98
-------------------------------------------------------------------------------
Net asset value at beginning of period                 9.59
-------------------------------------------------------------------------------
Net investment income                                  0.88
Net realized and unrealized gains or (losses) on
 investments, financial futures contacts and foreign
 currency-related transactions                         (1.86)
-------------------------------------------------------------------------------
Total investment income                                (0.98)
-------------------------------------------------------------------------------
Distributions from net investment income               0.76
-------------------------------------------------------------------------------
Distributions from net realized and unrealized (losses)
on investments, financial futures contracts and
foreign currency-related transactions                  ---
-------------------------------------------------------------------------------
Distributions from capital stock in excess of par
value                                                  0.13
-------------------------------------------------------------------------------
Total distributions                                    0.89
-------------------------------------------------------------------------------
Net asset value at end of period                       7.72
-------------------------------------------------------------------------------
Total return on investment                             (10.50%)
Net assets at end of period in 000's                   164,709
Ratio of operating expenses to average net assets,
 exclusive of interest expense                         1.00%
Ratio of operating expenses to average net assets,
 inclusive of interest expense                         1.15%
Ratio of net income to average net assets              10.52
Portfolio turnover rate                                157%
-------------------------------------------------------------------------------
(a) Annualized  (b) Not Annualized


                             SHAREHOLDER INQUIRIES



This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 1999, as supplemented February 15, 2000. The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The Fund's SAI, annual and semi-annual reports are available, without charge, upon request by contacting AMT Capital Securities, LLC, 600 Fifth Avenue, New York, NY 10020 at their toll free telephone number (800) 762-4848 or (212) 332-5211, if within New York City.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

















Fund's Investm ent Company Act filing number: 33-27896/811-5796

                                FFTW FUNDS, INC.
-------------------------------------------------------------------------------

      200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000





                                Distributed by:
                 AMT Capital Securities, L.L.C. ("AMT Capital")
                                600 Fifth Avenue
                               New York, NY 10020
                                 (212) 332-5211



-------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------



                              dated April 30, 1999
                       as supplemented February 15, 2000


FFTW Funds,  Inc.  (the "Fund") is a no-load,  open-end  management  investment
                         ----
company  managed by Fischer  Francis Trees & Watts,  Inc. (the  "Investment
                                                                 ----------
Adviser").   The   Fund  currently  consists  of  twenty-one portfolios (each a
-------
"Portfolio")  grouped in  two  Prospectuses  as described below:
 ---------





  U.S. PORTFOLIOS PROSPECTUS    GLOBAL AND INTERNATIONAL PORTFOLIOS PROSPECTUS
------------------------------ ------------------------------------------------
        Money Market                       Global Tactical Exposure
       Mortgage LIBOR                             Worldwide
        U.S. Short-Term                       Worldwide-Hedged
       Limited Duration                         International
       Mortgage-Backed                    International Opportunities
        Asset-Backed                        International Corporate
         High Yield                           Emerging Markets
    Enhanced Equity Market                    Global High Yield
         U.S. Treasury                        Inflation-Indexed
        U.S. Corporate                    Inflation-Indexed Hedged
         Broad Market




This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated April 30, 1999, as supplemented February 15, 2000. The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing Investor's Capital. This Statement of Additional Information incorporates by reference the Prospectus.



                                   CONTENTS


                                                                      PAGE
Overview of the Fund                                                     3
          History of the Fund                                            3
          Organization of the Fund                                       3
          Management of the Fund                                         3
Principal Securities Holders                                             9
Distribution of Fund Shares                                             12
Supplemental Portfolio Information                                      13
Supplemental Investment Information                                     14
          Supplemental Description of Investments                       14
          Supplemental Description of Investment Techniques             18
          Supplemental Discussion of Risks                              18
          Supplemental Hedging Techniques                               21
          Investment Restrictions                                       28
          Portfolio Transactions                                        30
Supplemental Tax Considerations                                         31
Shareholder Information                                                 35
          Calculation of Performance Data                               36
          Control Person                                                37
          Custodian and Accounting Agent                                37
          Transfer and Disbursing Agent                                 38
          Legal Counsel                                                 38
          Auditors                                                      38
Financial Statements                                                    38
          Quality Rating Descriptions                                   39


                             OVERVIEW OF THE FUND

                              HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc." The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11,1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return Portfolio was changed to Mortgage-Backed Portfolio.

                            ORGANIZATION OF THE FUND

STOCK ISSUANCE
--------------
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares, with 800,000,000 shares unallocated.

SHAREHOLDER VOTING
------------------
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

CROSS PORTFOLIO  LIABILITY
-------------------------
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                            MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS
-------------------------------
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940
                                                                           ----
Act"), by virtue of his affiliation with the Fund or the Investment Adviser.
---



JOHN C HEAD III, 51, FUND DIRECTOR
1330 Avenue of the Americas, New York, New York. Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd. and other private companies.



LAWRENCE B. KRAUSE, 70, FUND DIRECTOR
University of California - San Diego ("UCSD"), La Jolla, CA. Mr. Krause is a
                                       ----
member of the Editorial Advisory Board of the Political Science Quarterly, a member of the Council on Foreign Relations, and Vice-Chairman of the U.S. National Committee for Pacific Economic Cooperation. In December, 1990, he was selected as the first holder of the Pacific Economic Cooperation Chair at UCSD. In 1989, Mr. Krause became the Director, Korea-Pacific Program at UCSD. In 1988, he was named Coordinator of the Pacific Economic Outlook Project for the Pacific Economic Cooperation Conference.

Mr. Krause was the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*ONDER JOHN OLCAY, 63, FUND CHAIRMAN OF THE BOARD AND PRESIDENT AND CEO OF THE FUND
200 Park Avenue, New York, NY. Mr. Olcay has been a shareholder and Managing Director and Vice Chairman of the Investment Adviser for the last six years.



*STEPHEN P. CASPER, 49, FUND DIRECTOR AND FUND TREASURER
                                      ------------------
200 Park Avenue, New York, NY. Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

SAUL H. HYMANS, 61, FUND DIRECTOR
200 Park Avenue, New York, NY. Mr. Hymans has been a Professor of Economics at the University of Michigan since 1964.

ANDREA REDMOND, 43, FUND DIRECTOR
200 Park Avenue, New York, NY. Ms. Redmond has been Managing Director of Russell Reynolds Associates, Inc. since 1989.

CARLA E. DEARING, 37, FUND ASSISTANT TREASURER
600 Fifth Avenue, New York, NY. Ms. Dearing serves as President and Director of Investors Capital. Ms. Dearing was a Vice President of Morgan Stanley & Co., where she worked from June 1984 to August 1986 and from November 1988 to January 1992.



WILLIAM E. VASTARDIS, 43, FUND SECRETARY AND TREASURER
600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital. Prior to his employment at Investors Capital, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.



No employee of either the Investment Adviser or Investors Capital receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital or any of their affiliates, an annual retainer of $35,000 which is paid in quarterly installments. On February 19, 1999, the payment to directors was increased from $5,000 quarterly and $1,000 per each meeting attended by a director to $8,750 quarterly with no per meeting attendance fee.



                         Director's Compensation Table
                      Fiscal Year Ended December 31, 1998*
-------------------------------------------------------------------------------
 Director      Aggregate Compensation     Pension or               Estimated
                  From Registrant     Retirement Benefits           Annual
                                      Accrued As Part of         benefits Upon
                                       Fund Expenses              Retirement
-------------------------------------------------------------------------------
Stephen P. Casper                  $0                  $0                   $0
-------------------------------------------------------------------------------
John C Head III               $27,000                  $0                   $0
-------------------------------------------------------------------------------
Lawrence B. Krause            $27,000                  $0                   $0
-------------------------------------------------------------------------------
Onder John Olcay                   $0                  $0                   $0
-------------------------------------------------------------------------------


-----------------------
  Total Compensation
  From Registrant and
 Fund Complex Paid to
     Directors
-----------------------
                   $0
-----------------------
              $27,000
-----------------------
              $27,000
-----------------------
                   $0
-----------------------


*  Ms. Redmond and Mr. Hyman were elected Directors on January 21, 2000.

By virtue of the responsibilities assumed by the Investment Adviser and Investors Capital and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of December 31, 1998.



INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS
---------------------------------------------
The Fund has a separate advisory agreement with respect to each Portfolio. The Fund also has a separate sub-advisory agreement with respect to each of the Global and International Portfolios.

Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements
                         -------------------
(the  "Sub-Advisory   Agreements")  between  the  Investment  Adviser  and  its
       -----------------------
affiliate, Fischer Francis Trees & Watts (the "Sub-Adviser"),  remain in effect
                                               -----------
for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods. Continuance thereafter is specifically approved at least annually. Continuance is voted on by the Board of Directors or the vote of a Portfolio's "majority" (as defined in the 1940 Act) of outstanding voting shares as a single class, provided, that in either event, the continuance is also approved by:
a. at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund,
b.  the Investment Adviser, or
c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.
The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by the Portfolio's public shareholders:





                    LAST ADVISORY AGREEMENT APPROVAL DATES



     U.S. PORTFOLIOS          LAST BOARD APPROVAL     LAST SHAREHOLDER APPROVAL
     ---------------          -------------------     -------------------------
        Money Market               2/19/99                     1/21/97
       Mortgage LIBOR               7/7/98                      9/8/98
       U.S. Short -Term            2/19/99                    11/19/99
       Limited Duration            2/19/99                     2/18/93
       Mortgage-Backed             2/19/99                      1/2/96
         Asset-Backed               7/7/98                      9/8/98
          High Yield                7/7/98                      9/8/98
    Enhanced Equity Market          7/7/98                      9/8/98
        U.S. Treasury              2/19/99                     1/21/97
        U.S. Corporate              7/7/98                      9/8/98
         Broad Market              2/19/99                     1/21/97


  GLOBAL AND INTERNATIONAL
  ------------------------
        PORTFOLIOS            LAST BOARD APPROVAL     LAST SHAREHOLDER APPROVAL
  ------------------------    -------------------     -------------------------
  Global Tactical Exposure          2/19/99                    2/18/93
         Worldwide                  2/19/99                   12/31/92
      Worldwide-Hedged              2/19/99                   11/19/99
       International                2/19/98                    2/18/93
International Opportunities          7/7/98                     9/8/98
  International Corporate            7/7/98                     9/8/98
     Emerging Markets               2/19/99                    1/21/97
    Global High Yield                7/7/98                     9/8/98
    Inflation-Indexed               2/19/99                    1/21/97
  Inflation-Indexed Hedged          2/19/99                    1/21/97




The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.




                  LAST SUB-ADVISORY AGREEMENT APPROVAL DATES



  GLOBAL AND INTERNATIONAL
        PORTFOLIOS            LAST BOARD APPROVAL     LAST SHAREHOLDER APPROVAL
  ------------------------    -------------------     -------------------------
   Global Tactical Exposure          2/19/99                   2/18/93
         Worldwide                   2/19/99                  12/31/92
      Worldwide-Hedged               2/19/99                  11/19/99
        International                2/19/99                   2/18/93
 International Opportunities          7/7/98                    9/8/98
   International Corporate            7/7/98                    9/8/98
      Emerging Markets               2/19/99                   1/21/97
     Global High Yield                7/7/98                    9/8/98
     Inflation-Indexed               2/19/99                   1/21/97
   Inflation-Indexed Hedged          2/19/99                   1/21/97





Each Advisory and Sub-Advisory  Agreement is terminable without penalty:
a.  on not less than 60 days'  notice by the Board of  Directors;
b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class; or
c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES
------------------------------------------------
The Investment Adviser pays all of its expenses arising from its performance obligations pursuant to the Advisory Agreements, including:
a.  all executive salaries and expenses of the Fund's directors,
b.  officers employed by the Investment Adviser, or
c.  its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

FUND'S PAYMENT OF FUND EXPENSES
-------------------------------
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:



a.  brokerage commissions,           h.  expenses of printing and distributing
b.  insurance premiums and               reports to shareholders,
    extraordinary expenses such as   i.  expenses of printing and filing
    litigation expenses,                 reports and other documents filed with
c.  fees and expenses of independent     governmental agencies,
    attorneys,                       j.  notices and proxy materials to
d.  auditors,                            existing shareholders,
e.  custodians,                      k.  interest,
f.  administrators,                  l.  expenses of annual and special
g.  expenses of registering and          shareholders' meetings,
    qualifying shares of the Fund    m.  membership dues in the Investment
    under federal and state laws         Company Institute,
    and regulations,                 n.  fees and expenses of directors of the
                                         Fund who are not employees of the
                                         Investment Adviser or its affiliates.


PORTFOLIO'S PAYMENT OF FUND EXPENSES
------------------------------------
Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Portfolio Operating Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (U.S. Short-Term, Worldwide and Worldwide-Hedged Portfolios pay their fees quarterly) which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



-------------------------------------------------------------------------------
U.S. Portfolios         Rates    Global and International Portfolios    Rates
---------------         -----    -----------------------------------    -----
-------------------------------------------------------------------------------
Money Market            0.10%    Global Tactical Exposure****           0.10%
Mortgage LIBOR          0.30%    Worldwide                              0.40%
U.S. Short Term*        0.15%    Worldwide-Hedged *****                 0.26%
Limited Duration**      0.15%    International                          0.40%
Mortgage-Backed***      0.10%    International Opportunities            0.40%
Asset-Backed            0.10%    International Corporate                0.10%
High Yield              0.40%    Emerging Markets                       0.75%
Enhanced Equity Market  0.35%    Global High Yield                      0.50%
U.S. Treasury           0.30%    Inflation-Indexed*                     0.20%
U.S. Corporate          0.10%    Inflation-Indexed Hedged               0.40%
Broad Market            0.30%
-------------------------------------------------------------------------------


* Effective December 29, 1999, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.
** Effective January 21, 2000, the Investment Adviser contractually lowered the advisory fee to 0.15%.
*** Effective October 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.35%.
**** Effective September 1, 1997, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.
***** Effective July 1, 1995, the Investment Adviser has voluntarily lowered the advisory fee from 0.40%.



For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:



-------------------------------------------------------------------------------
 Portfolio   Year Ended Dec. 31,     Year Ended Dec. 31,    Year Ended Dec. 31,
   Name           1998                     1997                   1996
-------------------------------------------------------------------------------
                                U.S. PORTFOLIOS
                                ---------------
-------------------------------------------------------------------------------
 Money Market     $7,832                  $7,718                  $0

U.S. Short-Term   856,044                 598,652              607,871

Limited Duration  109,507                 10,639                1,711

Mortgage-Backed
(1)               843,247               1,286,506             126,822
-------------------------------------------------------------------------------
                      GLOBAL AND INTERNATIONAL PORTFOLIOS
                      -----------------------------------
-------------------------------------------------------------------------------
Global Tactical
  Exposure (2)   $334,646                $500,355            $180,065

   Worldwide      323,633                 308,466             334,929

Worldwide-Hedged  415,539                 112,750              1,647

International (3) 269,258                 136,714             12,322

 International
Opportunities (4)  6,257                    N/A                 N/A

   Emerging
  Markets (3)   1,191,914                 191,177               N/A




(1) Commencement of operations was May 29, 1996.
(2) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.
(3) Commencement of operations was on October 8, 1998.
(4) Commencement of operations was May 9, 1996.
(5) Commencement of operations was August 12, 1997.

ADMINISTRATION AGREEMENT
------------------------

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital, a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing a Portfolio expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.

For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the amount of administration fees paid by each Portfolio were as follows:



-------------------------------------------------------------------------------
 Portfolio   Year Ended Dec. 31,     Year Ended Dec. 31,    Year Ended Dec. 31,
   Name           1998                     1997                   1996
-------------------------------------------------------------------------------
                                U.S. PORTFOLIOS
                                ---------------
-------------------------------------------------------------------------------
 Money Market    $14,727                  $13,160                 N/A*

U.S. Short-Term  323,059                  267,418              $288,865

Limited Duration  41,257                   16,528                13,271

Mortgage-Backed
(1)              556,090                  327,923                36,852
-------------------------------------------------------------------------------
                      GLOBAL AND INTERNATIONAL PORTFOLIOS
                      -----------------------------------
-------------------------------------------------------------------------------
Global Tactical
Exposure (2)    $237,408                 $152,302               $31,337

   Worldwide      42,545                   40,802                56,202

   Worldwide-
    Hedged       107,615                   31,338                16,069

 International
      (3)        269,258                  136,714                12,322

  International
Opportunities (4)  2,666                    N/A                   N/A

   Emerging
  Markets (3)    112,704                   18,709                 N/A



* The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio") on April 29, 1997. Previously, the Portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital Portfolio") which was sub-advised by Fischer Francis Trees & Watts, Inc. Shareholders of the AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997.

                         PRINCIPAL SECURITIES HOLDERS

                            MONEY MARKET PORTFOLIO
                               ------------------



As of March 31, 1999, the following person held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:





Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



COOPER INDUSTRIES INC., 1001 FANNIN
STREET, FIRST CITY TOWER, SUITE 3900,
P. O. BOX 4446, HOUSTON, TX  77210                           99.33%



                           U.S. SHORT-TERM PORTFOLIO
                           -------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



GENERAL MOTORS EMPLOYEES GLOBAL GROUP
PENSION TRUST, C/O FISCHER FRANCIS TREES
& WATTS, INC., 200 PARK AVENUE, 46TH
FLOOR, NEW YORK, NY 10166                                    40.93%

BANK OF AMERICA FUND, C/O FISCHER FRANCIS
TREES & WATTS, INC., 200 PARK AVENUE,
46TH FLOOR, NEW YORK, NY 10166                               10.78%

PACIFIC GAS AND ELECTRIC COMPANY SHORT
TERM LIQUIDITY PORTFOLIO, C/O STATE
STREET BANK AND TRUST COMPANY, ONE
ENTERPRISE DRIVE, NORTH QUINCY, MA  02171                     7.69%

SOLUTIA INC. DEFINED BENEFIT PLAN, C/O
FISCHER FRANCIS TREES & WATTS, INC.,
200 PARK AVENUE, 46TH FLOOR, NEW YORK,
NY 10166                                                      6.36%



                          LIMITED DURATION PORTFOLIO
                          --------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



ROCKDALE HEALTH SYSTEMS, C/O FISCHER
FRANCIS TREES & WATTS, INC., 200 PARK
AVENUE, 46TH FLOOR, NEW YORK, NY 10166                       36.83%

BARCLAYS GLOBAL INVESTORS TRUST, FBO
MARS DEFERRED COMPENSATION PLAN
STABLE VALUE MASTER FUND, 800
SCUDDERS MILL ROAD, PLAINSBORO, NJ
08536                                                        25.27%

CORP. FOR SUPPORTIVE HOUSING, 342
MADISON AVENUE, SUITE 505, NEW YORK,
NY  10173                                                    14.40%

THE DOW CHEMICAL COMPANY FOUNDATION,
DORINCO 100, MIDLAND, MI  48674                              12.27%

SPRINT SHORT INTERMEDIATE, 2330
SHAWNEE MISSION PARKWAY, WAESTWOOD,
KS  66205-2005                                                7.28%



                                       9


                           MORTGAGE-BACKED PORTFOLIO
                           -------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



FORD MOTOR COMPANY, DINGLE & COMPANY,
FBO FORD MOTOR COMPANY, C/O COMERCIA
BANK, P. O. BOX 75000, DETROIT, MI
48275                                                        30.66%

INTERNATIONAL BANK FOR
RECONSTRUCTION AND DEVELOPMENT
RETIREMENT STAFF BENEFITS PLAN, C/O
FISCHER FRANCIS TREES & WATTS, INC.,
200 PARK AVENUE, 46TH FLOOR, NEW
YORK, NY  10166                                             10.89%

HARBOR CAPITAL GROUP TRUST FOR
DEFINED BENEFIT PLANS, C/O FISCHER
FRANCIS TREES & WATTS, INC., 200
PARK AVENUE, 46TH FLOOR, NEW YORK,
NY  10166                                                    9.42%

THE NORTHERN TRUST COMPANY, FBO
MONSANTO DEFINED CONTRIBUTION AND
EMPLOYEE STOCK OWNERSHIP TRUST,
P. O. BOX 92956, CHICAGO, IL  60675                          9.33%

INTERNATIONAL BANK FOR
RECONSTRUCTION AND DEVELOPMENT
STAFF RETIREMENT PLAN, C/O FISCHER
FRANCIS TREES & WATTS, INC. 200
PARK AVENUE, 46TH FLOOR, NEW YORK,
NY  10166                                                    8.60%

STATE STREET BANK & TRUST COMPANY,
FBO BULL HN INFORMATION SYSTEMS INC.
RETIREMENT/AGGREGATE, 1 ENTERPRISE
DRIVE SW 5C,  NORTH QUINCY, MA
02171                                                        7.74%



                      GLOBAL TACTICAL EXPOSURE PORTFOLIO
                      ----------------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



COMERICA BANK TRUST U/A DTD 5/1/86,
FORD MOTOR COMPANY MASTER TRUST
MUTUAL FUNDS, P. O. BOX 75000,
DETROIT, MI  48275                                          64.63%

HARBOR CAPITAL GROUP TRUST FOR
DEFINED BENEFIT PLANS, C/O FISCHER
FRANCIS TREES & WATTS, INC. 200 PARK
AVENUE, 46TH FLOOR, NEW YORK, NY 10166                       8.04%

NORTHROP CORPORATION, EMPLOYEE
BENEFIT PLAN, 1840 CENTURY PARK W.,
LOS ANGELES, CA 90006                                        5.84%



                              WORLDWIDE PORTFOLIO
                              -------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



BOB & COMPANY, C/O BANK OF BOSTON,
P. O. BOX 1809, BOSTON, MA  02105                           25.83%

                                      10


COMMUNITY FOUNDATION FOR SOUTHEASTERN
MICHIGAN, 333 W. FORT STREET, SUITE
2010, DETROIT, MI  48226                                    18.96%

LIVA & COMPANY, P. O. BOX 1412,
ROCHESTER, NY  14603                                        14.67%

GENEVA REGIONAL HEALTH SYSTEM, INC.,
196 NORTH STREET, GENEVA, NY 14456                           9.87%

MASSACHUSETTS EYE & EAR INFIRMARY -
PENSION, 243 CHARLES STREET, BOSTON,
MA  02114                                                    7.43%

ROCHESTER GENERAL HOSPITAL, 1425
PORTLAND AVENUE, ROCHESTER, NY
14621                                                        5.47%

FOUNDATION OF THE MASSACHUSETTS EYE
AND EAR INFIRMARY - UNRESTRICTED,
243 CHARLES STREET, BOSTON, MA
02114                                                        5.40%



                           WORLDWIDE-HEDGED PORTFOLIO
                           --------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



MAC & COMPANY, MUTUAL FUNDS
OPERATIONS, P. O. BOX 3198,
PITTSBURGH, PA 15230                                        39.82%

THE NORTHERN TRUST COMPANY, MARS
BENEFIT TRUST, P. O. BOX 92956,
CHICAGO, IL  60675                                          10.27%

MITRA & COMPANY, 1000 N. WATER
STREET, 14TH FLOOR, MILWAUKEE, WI
53202                                                       10.05%

LAW SCHOOL ADMISSION COUNCIL, INC.,
BOX 40, NEWTOWN, PA  18940                                   9.48%

WENDEL & COMPANY, THE BANK OF NEW
YORK, P. O. BOX 1066, WALL STREET
STATION, NEW YORK, NY  10268                                 9.21%

STATE STREET BANK & TRUST COMPANY
AS TRUSTEE FOR THE GOLDMAN SACHS
PENSION PLAN, 200 NEWPORT AVENUE,
NORTH QUINCY, MA  02171                                      6.68%

THE MCCALLIE SCHOOL, 500 DODDS
AVENUE, CHATTANOOGA, TN  37404                               5.01%



                            INTERNATIONAL PORTFOLIO
                            -----------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



EVELYN AND WALTER HAAS, JR. FUND, ONE
LOMBARD STREET, SUITE 305, SAN
FRANCISCO, CA  94111                                        30.08%

COLONIAL WILLIAMSBURG FOUNDATION,
P. O. BOX 1776, WILLIAMSBURG, VA
23187-1776                                                  18.76%

NORTHERN TRUST COMPANY, P. O. BOX
92956, 801 S. CANAL STREET C1S,
CHICAGO, IL  60675                                          18.14%

MAC & COMPANY, P. O. BOX 3198,
PITTSBURGH, PA 15230-3198                                    8.92%

                                      11


THE DOW CHEMICAL COMPANY SALARIED
SAVINGS PLAN, C/O BANKERS TRUST
COMPANY, 100 PLAZA ONE,  MAIL STOP # 3048,
JERSEY CITY, NJ  07311                                       7.06%

HF INVESTMENT LP, 1700 OLD DEERFIELD
ROAD, HIGHLAND PARK, IL  60035                               6.90%

RETIREMENT INCOME PLAN FOR EMPLOYEES
OF COLONIAL WILLIAMSBURG, P. O. BOX
1776, WILLIAMSBURG, VA  23187-1776                           6.07%


                     INTERNATIONAL OPPORTUNITIES PORTFOLIO
                     -------------------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



HEB INVESTMENT PLANS, C/O FISCHER
FRANCIS TREES & WATTS, INC., 200
PARK AVENUE, 46TH FLOOR, NEW YORK,
NY 10166                                                    100.00%



                          EMERGING MARKETS PORTFOLIO
                          --------------------------



As of March 31, 1999, the following persons held 5% or more of the outstanding shares of Common Stock, par of $.001 per share, as beneficial owners:



Name and Address of Beneficial Owner:                  Percent of Portfolio:
-------------------------------------                  ---------------------



FORD MOTOR COMPANY MASTER TRUST,
P. O. BOX 75000, DETROIT, MI  48275                          35.17%

UTAH RETIREMENT SYSTEMS, C/O FISHER
FRANCIS TREES & WATTS, INC., 200 PARK
AVENUE, 46TH FLOOR, NEW YORK,  NY
10166                                                        24.81%

AMERITECH PENSION TRUST, C/O FISCHER
FRANCIS TREES & WATTS, INC., 200
PARK AVENUE 46TH FLOOR, NEW YORK,
NY 10166                                                      9.88%

THE 1199 HEALTH CARE EMPLOYEES
PENSION PLAN, C/O FISCHER FRANCIS
TREES & WATTS, INC., 200 PARK AVENUE,
46TH FLOOR, NEW YORK, NY  10166                               7.20%

HARBOR CAPITAL GROUP TRUST FOR
DEFINED BENEFIT PLANS, C/O FISCHER
FRANCIS TREES & WATTS, INC., 200 PARK
AVENUE, 46TH FLOOR, NEW YORK, NY
10166                                                         7.05%




                          DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Investors Capital pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and Investors Capital. No fees are payable by the Fund pursuant to the Distribution
Agreement, and Investors Capital bears the expense of its distribution activities. The Fund and Investors Capital have agreed to indemnify one another against certain liabilities.



Investors should note that not every Portfolio of FFTW Funds, Inc., listed in the Prospectus is registered in your state. If a Portfolio is not registered in your state, you may not purchase shares of that Portfolio.

                      SUPPLEMENTAL PORTFOLIO INFORMATION

                          EXPECTED PORTFOLIO TURNOVER

The following table represents each Portfolio's expected turnover ranges. Actual turnover may be higher than what is set forth below, depending on market conditions.



-------------------------------------------------------------------------------
       Portfolio Name                         Expected Portfolio Turnover

-------------------------------------------------------------------------------
Money Market Portfolio             Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Mortgage LIBOR Portfolio           Between 500% and 1,000% per year
-------------------------------------------------------------------------------
U.S. Short-Term Portfolio          Between 2,000% and 6,000% per year
-------------------------------------------------------------------------------
Limited Duration Portfolio         Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Mortgage-Backed Portfolio          Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Asset-Backed Portfolio             Between 500% and 1,000% per year
-------------------------------------------------------------------------------
High Yield Portfolio               Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Enhanced Equity Portfolio          Between 500% and 1,000% per year
-------------------------------------------------------------------------------
U.S. Treasury Portfolio            Between 500% and 1,000% per year
-------------------------------------------------------------------------------
U.S. Corporate Portfolio           Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Broad Market Portfolio             Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Global Tactical Exposure           Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Worldwide Portfolio                Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Worldwide-Hedged Portfolio         Between 500% and 1,000% per year
-------------------------------------------------------------------------------
International Portfolio            Between 500% and 1,000% per year
-------------------------------------------------------------------------------
International Opportunities
Portfolio                          Between 500% and 1,000% per year
-------------------------------------------------------------------------------
International Corporate Portfolio  Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Emerging Markets Portfolio         Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Global High-Yield Portfolio        Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Inflation-Indexed Portfolio        Between 500% and 1,000% per year
-------------------------------------------------------------------------------
Inflation-Indexed Hedged
Portfolio                          Between 500% and 1,000% per year
-------------------------------------------------------------------------------


                            MONEY MARKET PORTFOLIO



The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio"), on April 29, 1997. Previously, the Portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), which was sub-advised by Fischer Francis Trees & Watts, Inc. Shareholders of this AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997.



                           MORTGAGE LIBOR PORTFOLIO



The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this Portfolio, home equity loans are considered mortgage-backed securities.



                           U.S. SHORT TERM PORTFOLIO

U.S. Short-Term's shares are not guaranteed by the U.S. Government. U.S. Short-Term is not a "money market fund" and may engage in investments not permitted by money market funds under applicable regulations.

                          LIMITED DURATION PORTFOLIO

Limited Duration is a suitable investment option for defined contribution and retirement plans. The Limited Duration Portfolio's name was formally changed from Stable Return Portfolio on September 11, 1998.





                           MORTGAGE-BACKED PORTFOLIO

The Mortgage-Backed Portfolio's name was formally changed from Mortgage Total Return Portfolio on September 11, 1998. For the purpose of this Portfolio, home equity loans are considered mortgage-backed securities.


                            U.S. TREASURY PORTFOLIO

Investors in most jurisdictions will be provided with income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.


                      GLOBAL TACTICAL EXPOSURE PORTFOLIO

The Global Tactical Exposure Portfolio's name was formally changed from International Hedged Portfolio on September 11, 1998.



                     SUPPLEMENTAL INVESTMENT INFORMATION



                   SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS



The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "DESCRIPTIONS OF INVESTMENTS AND THE RISKS INVOLVED." Additional information concerning the characteristics of certain of the Portfolio's investments is set forth below.



U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
---------------------------------------------------
U.S. Treasury and U.S. Government Agency Securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. While these securities are issued under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES
------------------------------------------------------------------------
Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities:
a.  International Bank for Reconstruction, and Development ("World Bank");
                                                             ----------
b.  European Steel and Coal Community;
c.  Asian Development Bank, the European Bank for Reconstruction; and
d.  Development and the Inter-American Development Bank.
The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK OBLIGATIONS
----------------
The Fund limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. The Fund limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.



REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD").
                                                                        ----
Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

DOLLAR ROLL TRANSACTIONS
------------------------
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the
"counterparty")  along with a  commitment  to  purchase  from the  counterparty
 ------------
similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are
                                                      ---
often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.



OTHER ASSET-BACKED SECURITIES
-----------------------------
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities, as they become available.



ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS
---------------------------------------------
Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have
                                                         -------
been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A
                               ------
number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of
                                              -----
Accrual on Treasuries" ("CATS").  The underlying U.S. Treasury bonds and notes
                         ----
themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the
                                                   ------
STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.



LOAN PARTICIPATIONS
-------------------
A loan participation is an interest in a loan to an U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank.
 ------------------
The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See: "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")



VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or Standard & Poors.

CURRENCY-INDEXED NOTES
----------------------
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES
-----------------------------------------
Principal  exchange rate linked  securities (or "PERLs") are debt  obligations,
                                                 -----
the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

PERFORMANCE INDEXED PAPER
-------------------------
Performance  indexed  paper (or "PIPs") is U.S.  dollar-denominated  commercial
                                 ----
paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES
--------------------------------------------------
Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.



SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN ONE
------------------------------------------------------------------------
CURRENCY
--------
An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of
      ---
the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities commonly issue ECU-denominated obligations.

Foreign Currency Warrants
-------------------------
Foreign  currency  warrants  such as currency  exchange  warrants  ("CEWs") are
                                                                     ----
warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk, which from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

MUNICIPAL INSTRUMENTS
---------------------
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.



Municipal obligation rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.



Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.



               SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

BORROWING
---------
Each Portfolio may borrow money temporarily from banks when:
a.  it is advantageous to do so in order to meet redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c.  the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

SECURITIES LENDING
------------------
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
                           AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES & ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

FOREIGN INVESTMENTS
-------------------
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remains uninvested, earning no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates.



FOREIGN BANK OBLIGATIONS
------------------------
Foreign bank obligations involve somewhat different investment risks than those affecting obligations of United States banks. Included in these risks are possibilities that:
a. investment liquidity may be impaired due to future political and economic developments;
b. their obligations may be less marketable than comparable obligations of United States banks;
c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;
d.  foreign deposits may be seized or nationalized;
e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;
f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or
g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.



DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions involve potential risks of loss, which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.



MORTGAGE  AND  ASSET-BACKED   SECURITIES
------------------------------------
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling
                           ------------------
interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS
-------------------
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS
-------------------
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert, through the issuing bank, such rights as may exist against the underlying corporate borrower should the underlying corporate borrower fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

HIGH YIELD/HIGH RISK DEBT SECURITIES
------------------------------------
High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade--that is, rated below Baa by Moody's or BBB by Standard & Poors, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.



Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.



The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities.
Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


                        SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-
 ----------------
traded or  over-the-counter  ("OTC")  options on currencies,  foreign  currency
                               ---
futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable
                             ----
to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS & ASSOCIATED RISKS
--------------------------------------------------------------
Each Portfolio may, and generally the Global and International Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser
                    --------------
may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser
 ------------------
or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:
a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;
b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;
c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;
d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible. The future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities. This change is unrelated to fluctuations in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase), if the market value of the security is less than the amount of the foreign currency it may deliver, pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.



Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:
a.  the foreign currency involved;
b.  the length of the contract period; and
c.  the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be
precise.   Moreover,   if  the  forward   contract   is  entered   into  in  an
over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract
or  otherwise,   to  close  out  the  position  and  could  create  potentially significant discrepancies between the cash and market value of the position in the forward contracts. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.



OTHER STRATEGIES OF THE GLOBAL AND INTERNATIONAL PORTFOLIOS
-----------------------------------------------------------
The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. These Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES
-----------------------------
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:
a. a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or
b. a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES
---------------------
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolios purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.



A Portfolio would purchase put and call options on securities indices for the same purposes, as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options on securities reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.



CONSIDERATIONS CONCERNING OPTIONS
---------------------------------
The writer of an option receives a premium, which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call
            ---------------
option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.



Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.



An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g., options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

EXCHANGE TRADED & OTC OPTIONS
------------------------------
U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.



Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who agree to enter into them, and those who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES
------------------
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.



The use of options to hedge a Portfolio's foreign currency-denominated portfolio or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.



A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:
a.  the current market price of the underlying currency or security;
b.  the time remaining until expiration;
c.  the relationship of the exercise price to the market price;
d.  the historical price volatility of the underlying currency; and
e.  security and general market conditions.
For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.



FUTURES CONTRACTS
-----------------
Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:
              -----------------
a.  fixed-income securities or foreign currencies;
b.  contracts based on financial indices including any index of U.S.
    Government Securities;
c.  foreign government securities; or
d.  corporate debt securities.
U.S. futures contracts have been designed by exchanges, which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.



A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is
                                                      ---------------
expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:
a.  investors' obligations to meet additional variation margin requirements;
b. decisions to make or take delivery, rather than entering into offsetting transactions; and
c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio hedges against an interest rate increase, (which would adversely affect the price of debt securities held) and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets, which it had hedged. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.



A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS
----------------------------
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.



Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.



The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

      RISK = THE PREMIUM PAID FOR THE OPTION + RELATED TRANSACTION COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently. This would make clearer the risks connected with such options, and would allow the are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss. This would occur when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                            INVESTMENT RESTRICTIONS



The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not:
a. borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities of transactions are not considered borrowings;
b. issue senior securities, except to the extent permitted under the 1940 Act;
c. underwrite  securities of other issuers;
d. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
e. purchase or sell physical commodities or related commodity contracts.

The Fund has also adopted the non-fundamental investment restrictions listed below relating to the investment of each Portfolio's assets and its activities other than Emerging Markets Portfolio, International Portfolio and Limited Duration Portfolio. These non-fundamental policies may be changed by the Board of Directors without the approval of shareholders. The Portfolios may not:
a. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
b. invest in companies for the purpose of exercising control or management;
c. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;

d. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.



From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Additional investment restrictions specific to a particular portfolio are as follows:

MONEY MARKET PORTFOLIO
----------------------
Money Market may not (although not a fundamental policy):
a. invest more than 5% of its total assets in the securities of any one issuer or in premiums related to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or
b. invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.
c.  Money Market Minimum Credit Ratings for Allowable Investments:
    1.  First Tier Securities: any instruments receiving the highest short-term
        ---------------------
    rating by at least two nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's or are single rated and have received the highest short-term rating by the NRSRO. This includes all instruments issued by the U.S. Government, its agencies or instrumentalities and any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.
    2. Second Tier Securities: any instrument rated by two NRSROs in the second
       ----------------------
    highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category. Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

U.S. SHORT-TERM PORTFOLIO
-------------------------



U.S. Short-Term has adopted five additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:
a. invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets;
b. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities.
c.  make loans to other persons, except by:
    i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives, and
    ii.  engaging in repurchase agreements.
d.  purchase or sell physical commodities or related commodity contracts.

U.S. Short-Term has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:
a. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

WORLDWIDE AND WORLDWIDE-HEDGED PORTFOLIOS
-----------------------------------------
Worldwide and Worldwide-Hedged each have adopted the following fundamental policy that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not:
a.  purchase or sell physical commodities or related commodity contracts.

Worldwide and Worldwide-Hedged each has also adopted the following non-fundamental policy that may be changed by the Board of Directors without the approval of a majority of the shares of the Portfolio. The Portfolio may not:
a. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements.

EMERGING MARKETS PORTFOLIO
--------------------------
Emerging Markets Portfolio has adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. The Portfolio may not:
a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that the Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b. issue senior securities (other than as specified in clause a);
c. underwrite securities of other issuers;
d. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
e. make short sales of securities (does not include options,  futures,  options
on  futures  or  forward  currency   contracts);
f. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
g. purchase or sell physical commodities or related commodity contracts.

In addition, Emerging Markets Portfolio may not:
a. invest in companies for the purpose of exercising control or management;
b. purchase or retain the securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;
c. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
---------------------------------------------
International and Limited Duration Portfolios each have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of either Portfolio. Each Portfolio may not:
a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b. issue senior  securities  (other than as specified in clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d. make short sales of securities (does not include options,  futures,  options
on  futures  or  forward  currency   contracts);
e.  underwrite  securities  of other  issuers;
f. invest in companies for the purpose of exercising control or management;
g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
h. purchase or sell physical commodities or related commodity contracts.

In addition, each Portfolio may not:
a. purchase or retain securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer; and
b. invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.



ILLIQUID SECURITIES
-------------------
The Commission's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if:
a. the total market value of the Portfolio's outstanding OTC options exceed 15% (10% for Money Market) of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                            PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:



-------------------------------------------------------------------------------
                       Year Ended           Year Ended           Year Ended
 Portfolio          December 31, 1998       December 31,        December 31,
                                               1997                1996
-------------------------------------------------------------------------------
                                U.S. PORTFOLIOS
                                ---------------
-------------------------------------------------------------------------------
 U.S. Short-Term        $139,225           $126,108            $110,133

Limited Duration           3,587              3,649                   0

Mortgage-Backed(1)       221,300            463,651              30,152

                                      30


-------------------------------------------------------------------------------
                      GLOBAL AND INTERNATIONAL PORTFOLIOS
                      -----------------------------------
-------------------------------------------------------------------------------
Global Tactical
  Exposure (2)         $239,523           $127,213             $12,342

   Worldwide             28,336             21,065              10,254

Worldwide-Hedged         54,965             11,724               2,719

International (3)        34,107             13,040               2,707

  International
Opportunities (4)           305              N/A                  N/A

Emerging Markets (3)     39,923              7,697                N/A
----------------------------------------------------------------------------------




(1) Commenced operations April 29, 1996.
(2) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.
(3) Commenced operations May 9, 1996.
(4) Commenced operations on October 8, 1998
(5) Commenced operations on August 12, 1997.



The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, incurring this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment, which is appropriate for one Portfolio, is considered for purchase for the account of another Portfolio, client or fund. If this occurs, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


                        SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
-----------------------------------------------
Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue
                                              ---
Code of 1986, as amended (the "Code").  To qualify as a RIC, a Portfolio  must,
                               ----
among other things:
a.  derive at least 90% of its gross income each taxable year,  from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
                     -----------------------------

b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
    a. at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and
    ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of: a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis; b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and c. any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.



DISTRIBUTIONS
-------------
The following qualifies as taxable income to Portfolio shareholders:
a.  Portfolio's automatic reinvestment of its ordinary income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c.  distribution of such shares to shareholders.
Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains would be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio: a. declares it during October, November or December, and b. the distribution has a record date in such a month, and c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

SALE OF SHARES
--------------
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61-day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long-term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.



ZERO COUPON SECURITIES
----------------------
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior
                                            -------------------------
amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

HEDGING TRANSACTIONS
--------------------
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of
                  ----------------
the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract
  ------------------------
is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.



STRADDLES
---------
The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed; thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Code that is applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.



Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

FOREIGN CURRENCY-RELATED TRANSACTIONS
-------------------------------------
Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or ordinary loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:
a.  certain option dispositions
b.  futures and forward contracts
c.  debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

BACKUP WITHHOLDING
------------------
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who:
a. fail to provide the Portfolio with their correct taxpayer identification number;
b.  fail to make required certifications,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.



FOREIGN SHAREHOLDERS
--------------------
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may
                                                      -------------------
have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with an U.S. trade or business.

If a foreign shareholder's Portfolio income is not "effectively connected" with an U.S. trade or business, the distributions of investment company taxable income will be subject to an U.S. tax of 30% (or lower treaty rate).

If a foreign shareholder's Portfolio income is effectively connected with an U.S. trade or business, then:
a.  distributions of investment company taxable income,
b.  capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.



The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

SHORT SALES
-----------
Each of the following Portfolios: Mortgage LIBOR, Mortgage-Backed, Asset-Backed, High Yield, Enhanced Equity Market, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES
------------------
Under normal circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

U.S. SHORT-TERM PORTFOLIO
-------------------------
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates. Such gains must be distributed to shareholders.

GLOBAL AND INTERNATIONAL PORTFOLIOS
-----------------------------------
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

Global  and   International   Portfolios   may  invest  in  shares  of  foreign
corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund, itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.



A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.



If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

OTHER TAXES
-----------
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                            SHAREHOLDER INFORMATION



Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares as recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, Investors Capital, AMT Capital and the Transfer Agent will be responsible for the validity of written or telephonic requests.



Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.



                        CALCULATION OF PERFORMANCE DATA



From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of a Portfolio's yield are based on all investment income per share during a particular 30-day (or one month) period, (including dividends and interest); less expenses accrued during the period ("net investment income"). Such quotations are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula, which is prescribed by the Commission:

                        Yield = 2[ ( a - b + 1 ) 6 - 1]
                                     -----
                                      c d
Where:
  a =     dividends and interest earned during the period,
  b =     expenses accrued for the period (net of reimbursements),
  c = the average daily number of Shares of a Portfolio outstanding during the period that were entitled to receive dividends
  d =     the maximum offering price per share on the last day of the period.



The yield as defined above for each relevant Fund Portfolio for the 30-day period ended December 31, 1998 is as follows:

        U.S. Portfolios
        ---------------
        U.S. Short-Term  ...........................4.97%
        Limited Duration ...........................5.50%
        Mortgage Backed  ...........................5.77%

        Global and International Portfolios
        -----------------------------------
        Global Tactical Exposure ...................4.63%
        Worldwide ..................................3.78%
        Worldwide-Hedged ...........................4.10%
        International ..............................4.06%
        International Opportunities ................3.48%
        Emerging Markets ..........................12.99%

The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1998 are 4.99% and 5.12%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange
Commission:



                                P (1 + T)n = ERV



Where           P =     a hypothetical initial payment of $1,000,
                T =     the average annual total return,
                n =     the number of years, and
                ERV =   the ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the period.

  All total return figures assume that all dividends are reinvested when paid.

From the time of Fund commencement, the total return as defined above, for each Portfolio (annualized) for the one and five year periods, and life of the Portfolio, ended December 31, 1998 are as follows:



                  ONE YEAR    FIVE YEARS    LIFE OF PORTFOLIO  INCEPTION
U.S. PORTFOLIOS
---------------
Money Market       5.51%        5.20%             5.12%        11/1/93
U.S. Short-Term    5.59%        5.13%             5.21%        12/6/89
Limited Duration   6.79%        5.76%             5.94%        7/26/93
Mortgage-Backed    7.42%         N/A              8.98%        4/29/96

GLOBAL AND INTERNATIONAL
------------------------
PORTFOLIOS
----------
Global Tactical
Exposure**         8.20%         N/A              7.27%        9/14/95
Worldwide         15.58%        6.72%             8.77%        4/15/92
Worldwide-Hedged  11.53%       10.58%            10.83%        5/19/92
International     18.35%         N/A              9.03%        5/9/96
International
Opportunities      N/A           N/A              0.89%*       10/8/98
Emerging Markets (10.50%)        N/A             (8.49%)       8/12/97

* Not  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.


                                CONTROL PERSON

As of March 31, 1999, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing 78.4% of the Fund's total net assets and therefore, may be deemed a control person.


                        CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,   P.O.  Box  1537,  Boston,   Massachusetts
02205-1537, is Custodian and Accounting Agent for the Fund.

                    TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537 is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                                 LEGAL COUNSEL

Dechert Price & Rhoads, 1775 Eye Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.


                              INDEPENDENT AUDITORS



KPMG LLP, 345 Park Avenue, New York, New York 10154, is the independent auditor for the Fund.




                             FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 1998 are incorporated herein by reference to the Annual Report to shareholders covering this period. A copy has been delivered with this Statement of Additional Information.

                          QUALITY RATING DESCRIPTIONS

STANDARD & POORS CORPORATION

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.



BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



B. Bonds rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.



CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. It the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                        MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.



Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, the prospects of attaining any real investment standing are poor.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in
                                              ---
recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1"or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

                            THOMSON BANKWATCH, INC.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

                                 IBCA LIMITED

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.